UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2013

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2013

Annual Report

DWS Investments VIT Funds

DWS Small Cap Index VIP

Contents
3 Performance Summary
4 Management Summary
5 Portfolio Summary
6 Investment Portfolio
28 Statement of Assets and Liabilities
28 Statement of Operations
29 Statement of Changes in Net Assets
30 Financial Highlights
31 Notes to Financial Statements
36 Report of Independent Registered Public Accounting Firm
37 Information About Your Fund's Expenses
38 Tax Information
39 Proxy Voting
40 Advisory Agreement Board Considerations and Fee Evaluation
44 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund's performance to differ from that of the index. The Fund may lend securities to approved institutions. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2013 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2013 are 0.55% and 0.80% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2013)
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$13,864	$15,405	$24,645	$22,975
	Average annual total return	38.64%	15.49%	19.77%	8.67%
Russell 2000 Index	Growth of $10,000	$13,882	$15,478	$24,969	$23,831
	Average annual total return	38.82%	15.67%	20.08%	9.07%
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$13,831	$15,293	$24,352	$22,403
	Average annual total return	38.31%	15.21%	19.48%	8.40%
Russell 2000 Index	Growth of $10,000	$13,882	$15,478	$24,969	$23,831
	Average annual total return	38.82%	15.67%	20.08%	9.07%

The growth of $10,000 is cumulative.

Management Summary December 31, 2013 (Unaudited)

For the 12 months ended December 31, 2013, the Fund returned 38.64% (Class A shares, unadjusted for contract charges), compared with the 38.82% return of the Russell 2000® Index.1

Domestic equities delivered substantial gains during 2013, finishing with their best year since 1997. Economic growth improved steadily throughout 2013, highlighted by strength in housing prices, employment and consumer spending. Monetary policy remained largely supportive, with all of the world's major central banks continuing to take steps to stimulate their respective economies. Corporate earnings — though not rising as fast as stock prices — continued to move steadily higher. Perhaps most important, the year was notable for the absence of the kind of negative market-moving headlines that had characterized the prior three years. The only real issue occurred late in the second quarter of 2013, when the U.S. Federal Reserve Board (the Fed) hinted that it was looking to "taper" its quantitative easing (QE) policy, which led to a brief downturn in the financial markets.2 Investors gradually became used to this idea, however, and by the time the Fed officially announced the first reduction in QE on December 18, 2013, the issue had ceased to be a major driver of performance.

To attempt to match the risk and return characteristics of the Russell 2000® Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as "optimization." This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely match those of the securities in the Russell 2000 Index without purchasing all of the stocks in the Index.3 Going forward, we will continue to seek returns that approximate those of the Index.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

1 The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

2 Quantitative easing entails the Fed's purchase of government and other securities from the market in an effort to increase money supply.

3 Price-to-earnings (P/E) ratio, or earnings multiple, is the price of a stock divided by its earnings per share. It is a widely used gauge of a stock's valuation that indicates what investors are paying for a company's earnings on a per-share basis. Price-to-book (P/B) ratio is a measure of a stock's valuation relative to its book value (or total assets minus liabilities). A debt-to-asset ratio indicates what proportion of the company's assets is being financed through debt. A dividend yield is a financial ratio that shows how much a company pays out in dividends each year relative to its share price.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/13	12/31/12

Common Stocks	98%	98%
Cash Equivalents	2%	2%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks, Warrants and Rights)	12/31/13	12/31/12

Financials	23%	23%
Information Technology	18%	17%
Industrials	14%	16%
Consumer Discretionary	14%	14%
Health Care	13%	12%
Energy	5%	6%
Materials	5%	5%
Consumer Staples	4%	3%
Utilities	3%	3%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (2.6% of Net Assets)
1. CoStar Group, Inc. Provider of building plan information	0.3%
2. athenahealth, Inc. Provides Internet-based business services for physician practices	0.3%
3. Acuity Brands, Inc. Manufacturer and seller of lighting equipment and chemicals	0.3%
4. Middleby Corp. Designs, manufactures, markets and services a broad line of equipment for use in cooking and preparing foods	0.3%
5. Isis Pharmaceuticals, Inc. Developer of novel human therapeutic compounds	0.3%
6. Ultimate Software Group, Inc. Designs, markets and supports Web-based and client/servers	0.3%
7. PTC, Inc. Develops, markets and supports integrated products	0.2%
8. Align Technology, Inc. Designs, manufactures and markets the Invisalign system, a method for treating the misalignment of teeth	0.2%
9. Brunswick Corp. Manufacturer of pleasure and recreational boats and marine engines	0.2%
10. CNO Financial Group, Inc. Provides insurance product and services	0.2%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio December 31, 2013

	Shares	Value ($)

Common Stocks 97.1%
Consumer Discretionary 13.3%
Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.* (a)	13,141	268,733
Cooper Tire & Rubber Co.	12,440	299,058
Dana Holding Corp.	28,702	563,133
Dorman Products, Inc.*	4,954	277,771
Drew Industries, Inc.	4,473	229,018
Federal-Mogul Corp.*	3,852	75,807
Fox Factory Holding Corp.*	1,916	33,760
Fuel Systems Solutions, Inc.*	2,684	37,227
Gentherm, Inc.*	6,462	173,246
Modine Manufacturing Co.*	9,222	118,226
Remy International, Inc.	2,784	64,923
Shiloh Industries, Inc.*	1,178	22,971
Spartan Motors, Inc.	6,654	44,582
Standard Motor Products, Inc.	3,947	145,250
Stoneridge, Inc.*	5,500	70,125
Superior Industries International, Inc.	4,450	91,803
Tenneco, Inc.*	11,877	671,882
Tower International, Inc.*	1,112	23,797
		3,211,312
Automobiles 0.1%
Winnebago Industries, Inc.*	5,420	148,779
Distributors 0.2%
Core-Mark Holding Co., Inc.	2,218	168,413
Pool Corp.	9,103	529,248
VOXX International Corp.*	3,528	58,918
Weyco Group, Inc.	1,254	36,905
		793,484
Diversified Consumer Services 1.1%
American Public Education, Inc.*	3,501	152,189
Ascent Capital Group, Inc. "A"*	2,752	235,461
Bridgepoint Education, Inc.*	2,791	49,429
Bright Horizons Family Solutions, Inc.*	2,291	84,171
Capella Education Co. (a)	2,198	146,035
Career Education Corp.*	11,180	63,726
Carriage Services, Inc.	3,165	61,813
Corinthian Colleges, Inc.* (a)	16,739	29,795
Education Management Corp.* (a)	4,785	48,281
Grand Canyon Education, Inc.*	8,909	388,432
Hillenbrand, Inc.	10,716	315,265
Houghton Mifflin Harcourt Co.*	4,067	68,976
ITT Educational Services, Inc.* (a)	4,497	151,009
JTH Holding, Inc. "A"*	891	21,651
K12, Inc.* (a)	5,187	112,817
LifeLock, Inc.*	11,760	192,982
Lincoln Educational Services Corp.	4,778	23,795
Mac-Gray Corp.	2,465	52,332
Matthews International Corp. "A"	5,360	228,390
Regis Corp.	9,440	136,974
Sotheby's	13,336	709,475
Steiner Leisure Ltd.*	2,912	143,241
Strayer Education, Inc. (a)	2,149	74,076
Universal Technical Institute, Inc.	4,107	57,128
		3,547,443
	Shares	Value ($)

Hotels, Restaurants & Leisure 2.7%
AFC Enterprises, Inc.*	4,623	177,986
Biglari Holdings, Inc.*	284	143,886
BJ's Restaurants, Inc.*	4,737	147,131
Bloomin' Brands, Inc.*	10,795	259,188
Bob Evans Farms, Inc.	5,446	275,513
Boyd Gaming Corp.* (a)	13,774	155,095
Bravo Brio Restaurant Group, Inc.*	3,683	59,922
Buffalo Wild Wings, Inc.* (a)	3,684	542,285
Caesars Entertainment Corp.*	7,878	169,692
Carrols Restaurant Group, Inc.*	4,684	30,961
CEC Entertainment, Inc.	3,419	151,393
Churchill Downs, Inc.	2,675	239,814
Chuy's Holdings, Inc.*	3,230	116,345
ClubCorp Holdings, Inc.	4,039	71,652
Cracker Barrel Old Country Store, Inc. (a)	3,862	425,090
Del Frisco's Restaurant Group, Inc.*	2,125	50,086
Denny's Corp.*	18,232	131,088
Diamond Resorts International, Inc.*	3,489	64,407
DineEquity, Inc.	3,228	269,699
Diversified Restaurant Holdings, Inc.*	2,119	10,108
Einstein Noah Restaurant Group, Inc.	1,190	17,255
Fiesta Restaurant Group, Inc.*	4,393	229,490
Ignite Restaurant Group, Inc.*	1,441	18,013
International Speedway Corp. "A"	5,517	195,798
Interval Leisure Group, Inc.	7,699	237,899
Isle of Capri Casinos, Inc.*	3,812	34,308
Jack in the Box, Inc.*	8,724	436,374
Jamba, Inc.*	3,239	40,261
Krispy Kreme Doughnuts, Inc.*	12,769	246,314
LIFE TIME FITNESS, Inc.* (a)	8,461	397,667
Luby's, Inc.*	4,061	31,351
Marcus Corp.	3,572	48,008
Marriott Vacations Worldwide Corp.*	5,695	300,468
Monarch Casino & Resort, Inc.*	1,582	31,767
Morgans Hotel Group Co.*	5,296	43,056
Multimedia Games Holding Co., Inc.*	5,569	174,644
Nathan's Famous, Inc.*	580	29,238
Noodles & Co.*	1,199	43,068
Orient-Express Hotels Ltd. "A"*	18,704	282,617
Papa John's International, Inc.	6,262	284,295
Pinnacle Entertainment, Inc.*	11,411	296,572
Potbelly Corp.*	1,679	40,766
Red Robin Gourmet Burgers, Inc.*	2,749	202,161
Ruby Tuesday, Inc.*	12,107	83,902
Ruth's Hospitality Group, Inc.	7,029	99,882
Scientific Games Corp. "A"*	9,492	160,700
Sonic Corp.*	10,935	220,778
Speedway Motorsports, Inc.	2,357	46,786
Texas Roadhouse, Inc.	12,232	340,050
The Cheesecake Factory, Inc.	10,436	503,746
Town Sports International Holdings, Inc.	4,671	68,944
Vail Resorts, Inc.	7,048	530,221
		9,207,740
	Shares	Value ($)

Household Durables 1.1%
Bassett Furniture Industries, Inc.	2,143	32,745
Beazer Homes U.S.A., Inc.* (a)	4,836	118,095
Blyth, Inc. (a)	1,846	20,085
Cavco Industries, Inc.*	1,333	91,577
CSS Industries, Inc.	1,682	48,240
Ethan Allen Interiors, Inc.	4,774	145,225
EveryWare Global, Inc.*	1,967	16,287
Flexsteel Industries, Inc.	984	30,238
Helen of Troy Ltd.*	6,244	309,140
Hooker Furniture Corp.	2,084	34,761
Hovnanian Enterprises, Inc. "A"* (a)	21,746	143,959
iRobot Corp.*	5,595	194,538
KB HOME (a)	16,316	298,257
La-Z-Boy, Inc.	10,209	316,479
LGI Homes, Inc.*	1,780	31,666
Libbey, Inc.*	4,044	84,924
Lifetime Brands, Inc.	2,058	32,372
M.D.C. Holdings, Inc.	7,579	244,347
M/I Homes, Inc.*	4,749	120,862
Meritage Homes Corp.*	7,060	338,809
NACCO Industries, Inc. "A"	905	56,282
Ryland Group, Inc. (a)	9,055	393,078
Skullcandy, Inc.*	3,528	25,437
Standard Pacific Corp.*	28,880	261,364
TRI Pointe Homes, Inc.*	2,904	57,877
UCP, Inc. "A"*	1,450	21,228
Universal Electronics, Inc.*	2,873	109,490
WCI Communities, Inc.*	1,294	24,702
William Lyon Homes "A"*	2,738	60,619
Zagg, Inc.*	6,120	26,622
		3,689,305
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	4,730	25,589
Blue Nile, Inc.* (a)	2,392	112,639
FTD Companies, Inc.*	3,656	119,113
HSN, Inc.	6,646	414,046
NutriSystem, Inc.	5,712	93,905
Orbitz Worldwide, Inc.*	4,966	35,656
Overstock.com, Inc.*	2,227	68,569
PetMed Express, Inc.	4,039	67,169
RetailMeNot, Inc.*	1,838	52,916
Shutterfly, Inc.*	7,371	375,405
Valuevision Media, Inc. "A"*	7,823	54,683
Vitacost.com, Inc.*	4,246	24,584
		1,444,274
Leisure Equipment & Products 0.5%
Arctic Cat, Inc.	2,562	145,983
Black Diamond, Inc.* (a)	4,616	61,531
Brunswick Corp.	17,702	815,354
Callaway Golf Co. (a)	14,149	119,276
JAKKS Pacific, Inc. (a)	3,799	25,567
Johnson Outdoors, Inc. "A"	976	26,303
LeapFrog Enterprises, Inc.* (a)	12,677	100,655
Marine Products Corp.	1,817	18,261
Nautilus, Inc.*	6,176	52,064
Smith & Wesson Holding Corp.* (a)	10,999	148,377
Sturm, Ruger & Co., Inc. (a)	3,767	275,330
		1,788,701
Media 1.4%
AH Belo Corp. "A"	3,740	27,938
Beasley Broadcast Group, Inc. "A"	962	8,398
	Shares	Value ($)

Carmike Cinemas, Inc.*	4,537	126,310
Central European Media Enterprises Ltd. "A"* (a)	15,207	58,395
Crown Media Holdings, Inc. "A"*	6,391	22,560
Cumulus Media, Inc. "A"* (a)	16,910	130,714
Daily Journal Corp.*	166	30,708
Dex Media, Inc.*	3,408	23,106
Digital Generation, Inc.*	4,799	61,187
Entercom Communications Corp. "A"*	4,722	49,628
Entravision Communications Corp. "A"	10,901	66,387
Global Sources Ltd.*	3,445	28,008
Gray Television, Inc.*	10,006	148,889
Harte-Hanks, Inc.	8,531	66,712
Hemisphere Media Group, Inc.*	1,706	20,250
Journal Communications, Inc. "A"*	8,465	78,809
Live Nation Entertainment, Inc.*	27,458	542,570
Loral Space & Communications, Inc.*	2,530	204,879
Martha Stewart Living Omnimedia, Inc. "A"*	4,700	19,740
McClatchy Co. "A"*	11,944	40,610
MDC Partners, Inc. "A"	7,414	189,131
Media General, Inc.* (a)	3,896	88,050
Meredith Corp. (a)	7,006	362,911
National CineMedia, Inc.	11,786	235,249
New York Times Co. "A"	25,242	400,591
Nexstar Broadcasting Group, Inc. "A"	5,744	320,113
ReachLocal, Inc.*	2,119	26,933
Reading International, Inc. "A"*	3,620	27,114
Rentrak Corp.*	2,102	79,645
Saga Communications, Inc. "A"	914	45,974
Salem Communications Corp. "A"	2,207	19,201
Scholastic Corp. (a)	5,157	175,390
SFX Entertainment, Inc.*	3,904	46,848
Sinclair Broadcast Group, Inc. "A"	13,319	475,888
The E.W. Scripps Co. "A"*	6,090	132,275
Valassis Communications, Inc. (a)	7,575	259,444
World Wrestling Entertainment, Inc. "A"	5,737	95,119
		4,735,674
Multiline Retail 0.1%
Burlington Stores, Inc.*	2,997	95,904
Fred's, Inc. "A"	7,051	130,585
Gordmans Stores, Inc.	1,841	14,120
The Bon-Ton Stores, Inc.	2,641	42,996
Tuesday Morning Corp.*	8,466	135,117
		418,722
Specialty Retail 3.3%
Aeropostale, Inc.* (a)	15,624	142,022
America's Car-Mart, Inc.*	1,547	65,330
ANN, Inc.*	9,247	338,070
Asbury Automotive Group, Inc.*	6,097	327,653
Barnes & Noble, Inc.*	8,040	120,198
bebe stores, inc.	6,566	34,931
Big 5 Sporting Goods Corp.	3,324	65,882
Body Central Corp.*	3,111	12,257
Brown Shoe Co., Inc.	8,365	235,391
Cato Corp. "A"	5,411	172,070
Children's Place Retail Stores, Inc.*	4,517	257,333
Christopher & Banks Corp.*	7,228	61,727
Citi Trends, Inc.*	2,901	49,317
	Shares	Value ($)

Conn's, Inc.* (a)	4,391	345,967
Destination Maternity Corp.	2,727	81,483
Destination XL Group, Inc.*	8,281	54,406
Express, Inc.*	16,782	313,320
Five Below, Inc.* (a)	6,412	276,998
Francesca's Holdings Corp.* (a)	8,487	156,246
Genesco, Inc.* (a)	4,700	343,382
Group 1 Automotive, Inc.	4,263	302,758
Haverty Furniture Companies, Inc.	3,853	120,599
hhgregg, Inc.* (a)	2,557	35,721
Hibbett Sports, Inc.* (a)	5,089	342,032
Jos. A. Bank Clothiers, Inc.* (a)	5,472	299,483
Kirkland's, Inc.*	2,635	62,370
Lithia Motors, Inc. "A"	4,360	302,671
Lumber Liquidators Holdings, Inc.* (a)	5,368	552,314
MarineMax, Inc.*	4,641	74,627
Mattress Firm Holding Corp.*	2,677	115,218
Monro Muffler Brake, Inc.	6,111	344,416
New York & Co., Inc.*	5,547	24,240
Office Depot, Inc.* (a)	93,908	496,771
Outerwall, Inc.* (a)	5,499	369,918
Pacific Sunwear of California, Inc.*	9,186	30,681
Penske Automotive Group, Inc.	8,254	389,259
Pier 1 Imports, Inc.	18,637	430,142
RadioShack Corp.* (a)	19,816	51,522
Rent-A-Center, Inc. (a)	10,435	347,903
Restoration Hardware Holdings, Inc.* (a)	3,443	231,714
Sears Hometown & Outlet Stores, Inc.*	1,723	43,937
Select Comfort Corp.*	10,842	228,658
Shoe Carnival, Inc.	2,907	84,332
Sonic Automotive, Inc. "A"	7,541	184,604
Stage Stores, Inc.	6,283	139,608
Stein Mart, Inc.	5,357	72,052
Systemax, Inc.*	2,325	26,156
The Buckle, Inc. (a)	5,472	287,608
The Container Store Group, Inc.*	2,810	130,974
The Finish Line, Inc. "A"	9,615	270,855
The Men's Wearhouse, Inc.	9,283	474,176
The Pep Boys — Manny, Moe & Jack*	10,308	125,139
The Wet Seal, Inc. "A"*	17,739	48,427
Tile Shop Holdings, Inc.* (a)	3,680	66,498
Tilly's, Inc. "A"*	1,996	22,854
Trans World Entertainment Corp.*	2,103	9,295
Vitamin Shoppe, Inc.*	5,947	309,303
West Marine, Inc.*	3,230	45,963
Winmark Corp.	411	38,067
Zale Corp.*	6,465	101,953
Zumiez, Inc.*	4,199	109,174
		11,197,975
Textiles, Apparel & Luxury Goods 1.4%
American Apparel, Inc.* (a)	11,510	14,157
Columbia Sportswear Co. (a)	2,515	198,056
Costa, Inc.*	1,749	38,006
Crocs, Inc.*	17,156	273,124
Culp, Inc.	1,606	32,843
Fifth & Pacific Companies, Inc.*	23,475	752,843
G-III Apparel Group Ltd.*	3,275	241,662
Iconix Brand Group, Inc.* (a)	10,118	401,685
Movado Group, Inc.	3,463	152,407
Oxford Industries, Inc.	2,616	211,033
	Shares	Value ($)

Perry Ellis International, Inc.*	2,380	37,580
Quiksilver, Inc.*	25,694	225,336
R.G. Barry Corp.	1,841	35,531
Skechers U.S.A., Inc. "A"*	7,599	251,755
Steven Madden Ltd.*	11,826	432,713
The Jones Group, Inc.	15,601	233,391
Tumi Holdings, Inc.*	9,310	209,940
Unifi, Inc.*	3,004	81,829
Vera Bradley, Inc.* (a)	4,220	101,449
Vince Holding Corp.*	2,256	69,192
Wolverine World Wide, Inc.	19,615	666,125
		4,660,657
Consumer Staples 3.7%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	1,620	391,700
Coca-Cola Bottling Co. Consolidated	887	64,920
Craft Brewers Alliance, Inc.*	2,005	32,922
National Beverage Corp.*	2,127	42,880
		532,422
Food & Staples Retailing 1.3%
Arden Group, Inc. "A"	213	26,947
Casey's General Stores, Inc.	7,493	526,383
Fairway Group Holdings Corp.*	3,129	56,698
Harris Teeter Supermarkets, Inc.	9,745	480,916
Ingles Markets, Inc. "A"	2,318	62,818
Natural Grocers by Vitamin Cottage, Inc.*	1,765	74,924
Pantry, Inc.*	4,694	78,765
PriceSmart, Inc. (a)	3,687	425,996
Rite Aid Corp.*	142,836	722,750
Roundy's, Inc.	5,120	50,483
Spartan Stores, Inc.	7,068	171,611
SUPERVALU, Inc.* (a)	39,656	289,092
Susser Holdings Corp.* (a)	3,519	230,459
The Andersons, Inc.	3,647	325,203
The Chefs' Warehouse, Inc.*	3,251	94,799
United Natural Foods, Inc.*	9,641	726,835
Village Super Market, Inc. "A"	1,263	39,166
Weis Markets, Inc.	2,141	112,531
		4,496,376
Food Products 1.6%
Alico, Inc.	546	21,223
Annie's, Inc.* (a)	2,729	117,456
B&G Foods, Inc.	10,381	352,020
Boulder Brands, Inc.* (a)	11,717	185,832
Cal-Maine Foods, Inc.	2,936	176,835
Calavo Growers, Inc.	2,388	72,261
Chiquita Brands International, Inc.*	9,129	106,809
Darling International, Inc.*	30,955	646,340
Diamond Foods, Inc.* (a)	4,359	112,636
Farmer Brothers Co.*	1,062	24,702
Fresh Del Monte Produce, Inc.	7,363	208,373
Griffin Land & Nurseries, Inc.	503	16,790
Hain Celestial Group, Inc.* (a)	7,509	681,667
Inventure Foods, Inc.*	2,841	37,672
J & J Snack Foods Corp.	2,919	258,594
John B. Sanfilippo & Son, Inc.	1,519	37,489
Lancaster Colony Corp.	3,619	319,015
Lifeway Foods, Inc.	911	14,558
Limoneira Co.	1,985	52,781
Omega Protein Corp.*	3,799	46,690
Pilgrim's Pride Corp.*	11,728	190,580
	Shares	Value ($)

Post Holdings, Inc.*	6,396	315,131
Sanderson Farms, Inc.	4,509	326,136
Seaboard Corp.	58	162,108
Seneca Foods Corp. "A"*	1,603	51,120
Snyder's-Lance, Inc.	9,282	266,579
Tootsie Roll Industries, Inc.	3,892	126,646
TreeHouse Foods, Inc.*	7,070	487,264
		5,415,307
Household Products 0.2%
Central Garden & Pet Co. "A"*	8,009	54,061
Harbinger Group, Inc.*	6,486	76,859
Oil-Dri Corp. of America	888	33,602
Orchids Paper Products Co.	1,095	35,960
Spectrum Brands Holdings, Inc.	4,204	296,592
WD-40 Co.	3,004	224,339
		721,413
Personal Products 0.2%
Elizabeth Arden, Inc.*	5,072	179,803
Female Health Co.	4,529	38,497
Inter Parfums, Inc.	3,259	116,705
Lifevantage Corp.*	19,431	32,061
Medifast, Inc.*	2,746	71,753
Nature's Sunshine Products, Inc.	2,076	35,956
Nutraceutical International Corp.*	1,749	46,838
Revlon, Inc. "A"*	2,165	54,038
Star Scientific, Inc.* (a)	31,941	37,052
Synutra International, Inc.*	3,372	29,943
USANA Health Sciences, Inc.* (a)	1,169	88,353
		730,999
Tobacco 0.2%
Alliance One International, Inc.*	17,831	54,384
Universal Corp. (a)	4,553	248,594
Vector Group Ltd. (a)	12,300	201,351
		504,329
Energy 5.3%
Energy Equipment & Services 1.7%
Basic Energy Services, Inc.*	5,944	93,796
Bolt Technology Corp.	1,584	34,864
Bristow Group, Inc.	7,070	530,674
C&J Energy Services, Inc.*	8,913	205,890
Cal Dive International, Inc.*	18,189	36,560
CARBO Ceramics, Inc. (a)	3,888	453,069
Dawson Geophysical Co.*	1,561	52,793
Era Group, Inc.*	4,006	123,625
Exterran Holdings, Inc.*	11,313	386,905
Forum Energy Technologies, Inc.*	7,662	216,528
Geospace Technologies Corp.* (a)	2,498	236,885
Global Geophysical Services, Inc.*	4,453	7,169
Gulf Island Fabrication, Inc.	2,736	63,530
GulfMark Offshore, Inc. "A"	5,209	245,500
Helix Energy Solutions Group, Inc.*	20,639	478,412
Hercules Offshore, Inc.*	30,924	201,934
Hornbeck Offshore Services, Inc.*	7,020	345,595
ION Geophysical Corp.* (a)	26,337	86,912
Key Energy Services, Inc.* (a)	29,633	234,101
Matrix Service Co.*	5,030	123,084
Mitcham Industries, Inc.*	2,486	44,027
Natural Gas Services Group*	2,344	64,624
Newpark Resources, Inc.*	16,745	205,796
Nuverra Environmental Solutions, Inc.*	2,897	48,641
Parker Drilling Co.*	23,358	189,901
	Shares	Value ($)

PHI, Inc. (Non Voting)*	2,503	108,630
Pioneer Energy Services Corp.*	12,098	96,905
RigNet, Inc.*	2,275	109,041
SEACOR Holdings, Inc.*	3,970	362,064
Tesco Corp.*	5,829	115,298
TETRA Technologies, Inc.*	15,167	187,464
TGC Industries, Inc.	3,317	24,214
Vantage Drilling Co.* (a)	39,316	72,341
Willbros Group, Inc.*	7,788	73,363
		5,860,135
Oil, Gas & Consumable Fuels 3.6%
Abraxas Petroleum Corp.*	15,443	50,653
Adams Resources & Energy, Inc.	382	26,167
Alon U.S.A. Energy, Inc. (a)	4,637	76,696
Alpha Natural Resources, Inc.* (a)	43,145	308,055
Amyris, Inc.* (a)	4,698	24,852
Apco Oil & Gas International, Inc.*	1,923	29,980
Approach Resources, Inc.* (a)	6,857	132,272
Arch Coal, Inc. (a)	41,022	182,548
Athlon Energy, Inc.*	3,546	107,266
Bill Barrett Corp.* (a)	9,478	253,821
Bonanza Creek Energy, Inc.* (a)	5,749	249,909
BPZ Resources, Inc.* (a)	24,361	44,337
Callon Petroleum Co.*	7,410	48,387
Carrizo Oil & Gas, Inc.*	8,906	398,722
Clayton Williams Energy, Inc.*	1,122	91,948
Clean Energy Fuels Corp.* (a)	13,206	170,093
Cloud Peak Energy, Inc.*	11,827	212,886
Comstock Resources, Inc.	9,282	169,768
Contango Oil & Gas Co.*	2,900	137,054
Crosstex Energy, Inc.	9,340	337,734
Delek US Holdings, Inc.	7,238	249,060
Diamondback Energy, Inc.*	3,850	203,511
Emerald Oil, Inc.*	11,165	85,524
Endeavour International Corp.* (a)	9,476	49,749
Energy XXI (Bermuda) Ltd. (a)	15,442	417,860
EPL Oil & Gas, Inc.*	5,762	164,217
Equal Energy Ltd.	7,121	38,026
Evolution Petroleum Corp.	3,220	39,735
EXCO Resources, Inc. (a)	25,991	138,012
Forest Oil Corp.*	23,297	84,102
Frontline Ltd.* (a)	10,770	40,280
FX Energy, Inc.*	9,775	35,776
GasLog Ltd.	4,855	82,972
Gastar Exploration Ltd.*	10,835	74,978
Goodrich Petroleum Corp.*	6,177	105,133
Green Plains Renewable Energy, Inc.	4,925	95,496
Halcon Resources Corp.* (a)	44,608	172,187
Hallador Energy Co.	1,433	11,550
Isramco, Inc.*	166	21,090
Jones Energy, Inc. "A"*	2,134	30,900
KiOR, Inc. "A"* (a)	8,718	14,646
Knightsbridge Tankers Ltd.	5,995	55,094
Kodiak Oil & Gas Corp.*	51,894	581,732
L&L Energy, Inc.* (a)	5,975	10,038
Magnum Hunter Resources Corp.* (a)	33,434	244,403
Matador Resources Co.*	11,459	213,596
Midstates Petroleum Co., Inc.* (a)	6,593	43,646
Miller Energy Resources, Inc.* (a)	6,247	43,979
Nordic American Tankers Ltd. (a)	14,746	143,036
Northern Oil & Gas, Inc.*	12,360	186,265
	Shares	Value ($)

Panhandle Oil & Gas, Inc. "A"	1,330	44,435
PDC Energy, Inc.*	6,964	370,624
Penn Virginia Corp.* (a)	10,545	99,439
PetroQuest Energy, Inc.*	11,749	50,756
Quicksilver Resources, Inc.* (a)	24,365	74,801
Renewable Energy Group, Inc.*	4,215	48,304
Rentech, Inc.* (a)	43,950	76,912
Resolute Energy Corp.* (a)	12,902	116,505
REX American Resources Corp.*	1,077	48,153
Rex Energy Corp.*	8,776	172,975
Rosetta Resources, Inc.*	11,941	573,646
Sanchez Energy Corp.* (a)	7,483	183,408
Scorpio Tankers, Inc.	36,173	426,480
SemGroup Corp. "A"	8,210	535,538
Ship Finance International Ltd. (a)	11,110	181,982
Solazyme, Inc.* (a)	9,518	103,651
Stone Energy Corp.*	9,792	338,705
Swift Energy Co.* (a)	8,337	112,549
Synergy Resources Corp.*	10,075	93,294
Targa Resources Corp.	6,435	567,374
Teekay Tankers Ltd. "A" (a)	12,512	49,172
Triangle Petroleum Corp.*	13,365	111,197
Ur-Energy, Inc.* (a)	24,170	33,355
Uranium Energy Corp.*	16,917	33,834
VAALCO Energy, Inc.*	10,932	75,321
W&T Offshore, Inc. (a)	6,768	108,288
Warren Resources, Inc.*	14,321	44,968
Western Refining, Inc. (a)	10,614	450,140
Westmoreland Coal Co.*	2,402	46,335
ZaZa Energy Corp.*	9,110	8,706
		11,910,588
Financials 22.1%
Capital Markets 2.7%
Apollo Investment Corp. (a)	44,082	373,815
Arlington Asset Investment Corp. "A"	3,175	83,788
BGC Partners, Inc. "A"	24,416	147,961
BlackRock Kelso Capital Corp. (a)	14,544	135,696
Calamos Asset Management, Inc. "A"	4,091	48,437
Capital Southwest Corp.	2,676	93,312
Capitala Finance Corp.	769	15,303
CIFC Corp.	1,400	10,892
Cohen & Steers, Inc. (a)	3,617	144,897
Cowen Group, Inc. "A"*	19,372	75,745
Diamond Hill Investment Group	568	67,217
Evercore Partners, Inc. "A"	6,188	369,919
FBR & Co.*	1,798	47,431
Fidus Investment Corp.	2,564	55,741
Fifth Street Finance Corp.	26,740	247,345
Financial Engines, Inc. (a)	9,567	664,715
Firsthand Technology Value Fund, Inc.	1,823	42,239
FXCM, Inc. "A" (a)	7,289	130,036
GAMCO Investors, Inc. "A"	1,196	104,016
Garrison Capital, Inc.	1,199	16,642
GFI Group, Inc.	13,581	53,102
Gladstone Capital Corp.	4,213	40,445
Gladstone Investment Corp.	4,894	39,446
Golub Capital BDC LLC (a)	7,315	139,790
Greenhill & Co., Inc.	5,509	319,191
GSV Capital Corp.* (a)	3,752	45,362
	Shares	Value ($)

Hercules Technology Growth Capital, Inc. (a)	11,875	194,750
HFF, Inc. "A"*	6,515	174,928
Horizon Technology Finance Corp.	1,592	22,622
ICG Group, Inc.*	7,347	136,875
INTL FCStone, Inc.*	2,776	51,467
Investment Technology Group, Inc.*	7,161	147,230
Janus Capital Group, Inc. (a)	29,202	361,229
JMP Group, Inc.	3,295	24,383
KCAP Financial, Inc. (a)	5,696	45,967
KCG Holdings, Inc. "A"*	13,971	167,093
Ladenburg Thalmann Financial Services, Inc.*	20,715	64,838
Main Street Capital Corp. (a)	7,585	247,954
Manning & Napier, Inc.	2,652	46,808
Marcus & Millichap, Inc.*	1,333	19,862
MCG Capital Corp.	13,928	61,283
Medallion Financial Corp.	4,172	59,868
Medley Capital Corp.	7,719	106,908
MVC Capital, Inc.	4,474	60,399
New Mountain Finance Corp.	8,831	132,818
NGP Capital Resources Co.	3,877	28,961
Oppenheimer Holdings, Inc. "A"	1,891	46,859
PennantPark Floating Rate Capital Ltd.	2,809	38,568
PennantPark Investment Corp.	13,022	151,055
Piper Jaffray Companies, Inc.*	3,147	124,464
Prospect Capital Corp.	54,436	610,772
Pzena Investment Management, Inc. "A"	2,372	27,895
RCS Capital Corp. "A"	352	6,459
Safeguard Scientifics, Inc.*	4,143	83,233
Silvercrest Asset Management Group, Inc. "A"	1,029	17,544
Solar Capital Ltd.	8,738	197,042
Solar Senior Capital Ltd.	2,352	42,853
Stellus Capital Investment Corp.	2,390	35,730
Stifel Financial Corp.*	12,442	596,221
SWS Group, Inc.*	5,696	34,632
TCP Capital Corp.	6,968	116,923
THL Credit, Inc.	6,721	110,829
TICC Capital Corp. (a)	10,167	105,127
Triangle Capital Corp. (a)	5,380	148,757
Virtus Investment Partners, Inc.*	1,331	266,267
Walter Investment Management Corp.*	7,233	255,759
Westwood Holdings Group, Inc.	1,351	83,640
WhiteHorse Finance, Inc.	1,372	20,731
WisdomTree Investments, Inc.*	19,671	348,373
		9,138,459
Commercial Banks 7.1%
1st Source Corp.	2,884	92,115
1st United Bancorp., Inc.	5,887	44,800
Access National Corp.	1,284	19,196
American National Bankshares, Inc.	1,484	38,955
Ameris Bancorp.*	4,706	99,344
Ames National Corp.	1,713	38,354
Arrow Financial Corp.	2,143	56,918
BancFirst Corp.	1,407	78,876
Banco Latinoamericano de Comercio Exterior SA "E"	5,754	161,227
BancorpSouth, Inc. (a)	18,702	475,405
Bank of Kentucky Financial Corp.	1,128	41,623
	Shares	Value ($)

Bank of Marin Bancorp.	1,185	51,417
Bank of the Ozarks, Inc.	6,095	344,916
Banner Corp.	3,809	170,719
Bar Harbor Bankshares	714	28,553
BBCN Bancorp., Inc.	15,574	258,373
BNC Bancorp.	3,624	62,115
Boston Private Financial Holdings, Inc.	15,586	196,695
Bridge Bancorp., Inc.	2,141	55,666
Bridge Capital Holdings*	1,832	37,629
Bryn Mawr Bank Corp.	2,662	80,339
C&F Financial Corp.	598	27,311
Camden National Corp.	1,544	65,188
Capital Bank Financial Corp. "A"*	4,582	104,241
Capital City Bank Group, Inc.*	2,537	29,860
Cardinal Financial Corp.	5,819	104,742
Cascade Bancorp.*	1,380	7,217
Cathay General Bancorp.	15,418	412,123
Center Bancorp., Inc.	2,247	42,154
Centerstate Banks, Inc.	6,052	61,428
Central Pacific Financial Corp.	4,183	83,995
Century Bancorp., Inc. "A"	692	23,009
Chemical Financial Corp.	5,769	182,704
Chemung Financial Corp.	714	24,397
Citizens & Northern Corp.	2,417	49,863
City Holding Co. (a)	3,046	141,121
CNB Financial Corp.	2,807	53,333
CoBiz Financial, Inc.	7,083	84,713
Columbia Banking System, Inc.	9,989	274,797
Community Bank System, Inc.	7,810	309,901
Community Trust Bancorp., Inc.	2,727	123,151
CommunityOne Bancorp.*	2,174	27,719
ConnectOne Bancorp., Inc.*	358	14,188
CU Bancorp.*	1,877	32,810
Customers Bancorp., Inc.*	3,970	81,226
CVB Financial Corp.	17,966	306,680
Eagle Bancorp., Inc.*	4,282	131,158
Enterprise Bancorp., Inc.	1,414	29,934
Enterprise Financial Services Corp.	3,837	78,352
Farmers Capital Bank Corp.*	1,493	32,473
Fidelity Southern Corp.	2,867	47,621
Financial Institutions, Inc.	2,690	66,470
First BanCorp.*	14,366	88,926
First BanCorp. — North Carolina	3,893	64,702
First Bancorp., Inc.	1,889	32,906
First Busey Corp.	13,900	80,620
First Commonwealth Financial Corp.	18,858	166,328
First Community Bancshares, Inc.	3,408	56,914
First Connecticut Bancorp, Inc.	3,208	51,713
First Financial Bancorp.	11,194	195,111
First Financial Bankshares, Inc. (a)	6,189	410,454
First Financial Corp. — Indiana	2,200	80,432
First Financial Holdings, Inc.	4,669	310,535
First Interstate BancSystem, Inc.	3,440	97,593
First Merchants Corp.	6,899	157,021
First Midwest Bancorp., Inc.	14,634	256,534
First NBC Bank Holding Co.*	829	26,777
First of Long Island Corp.	1,537	65,891
First Security Group, Inc.*	12,404	28,529
FirstMerit Corp.	32,456	721,497
Flushing Financial Corp.	6,026	124,738
FNB Corp.	29,362	370,548
German American Bancorp., Inc.	2,510	71,535
	Shares	Value ($)

Glacier Bancorp., Inc.	14,143	421,320
Great Southern Bancorp., Inc.	2,027	61,641
Guaranty Bancorp.	2,848	40,014
Hampton Roads Bankshares, Inc.*	6,596	11,543
Hancock Holding Co.	16,594	608,668
Hanmi Financial Corp.	6,194	135,587
Heartland Financial U.S.A., Inc.	2,843	81,850
Heritage Commerce Corp.	4,110	33,866
Heritage Financial Corp.	2,890	49,448
Heritage Oaks Bancorp.*	4,274	32,055
Home Bancshares, Inc.	8,901	332,452
Home Federal Bancorp., Inc.	2,949	43,940
HomeTrust Bancshares, Inc.*	4,211	67,334
Horizon Bancorp.	1,706	43,213
Hudson Valley Holding Corp.	3,140	63,899
IBERIABANK Corp.	5,818	365,661
Independent Bank Corp. (a)	4,665	182,821
Independent Bank Group, Inc.	752	37,344
International Bancshares Corp.	10,404	274,562
Intervest Bancshares Corp.*	3,561	26,743
Investors Bancorp., Inc.	9,822	251,253
Lakeland Bancorp., Inc.	7,015	86,776
Lakeland Financial Corp.	3,174	123,786
LCNB Corp.	1,485	26,537
Macatawa Bank Corp.*	4,707	23,535
MainSource Financial Group, Inc.	3,885	70,047
MB Financial, Inc.	10,739	344,615
Mercantile Bank Corp.	1,634	35,262
Merchants Bancshares, Inc.	1,042	34,907
Metro Bancorp., Inc.*	2,807	60,463
MetroCorp Bancshares, Inc.	3,063	46,159
Middleburg Financial Corp.	1,162	20,962
MidSouth Bancorp., Inc.	1,480	26,433
MidWestOne Financial Group, Inc.	1,268	34,490
National Bank Holdings Corp. "A"	8,850	189,390
National Bankshares, Inc.	1,314	48,473
National Penn Bancshares, Inc.	22,828	258,641
NBT Bancorp., Inc.	8,454	218,959
NewBridge Bancorp.*	5,013	37,598
Northrim BanCorp., Inc.	1,190	31,226
OFG Bancorp.	9,031	156,598
Old National Bancorp.	19,828	304,756
OmniAmerican Bancorp., Inc.*	2,177	46,544
Pacific Continental Corp.	3,374	53,782
Pacific Premier Bancorp., Inc.*	3,115	49,030
PacWest Bancorp. (a)	7,397	312,301
Palmetto Bancshares, Inc.*	879	11,392
Park National Corp. (a)	2,253	191,663
Park Sterling Corp.	8,760	62,546
Peapack-Gladstone Financial Corp.	1,714	32,737
Penns Woods Bancorp., Inc.	946	48,246
Peoples Bancorp., Inc.	2,155	48,509
Pinnacle Financial Partners, Inc. (a)	6,878	223,741
Preferred Bank*	2,280	45,714
PrivateBancorp., Inc.	12,712	367,758
Prosperity Bancshares, Inc.	11,825	749,587
Renasant Corp.	5,915	186,086
Republic Bancorp., Inc. "A"	1,969	48,319
S&T Bancorp., Inc.	5,853	148,139
S.Y. Bancorp., Inc.	2,736	87,333
Sandy Spring Bancorp., Inc.	4,923	138,779
Seacoast Banking Corp. of Florida*	3,524	42,993
Sierra Bancorp.	2,278	36,653
	Shares	Value ($)

Simmons First National Corp. "A"	3,253	120,849
Southside Bancshares, Inc.	3,506	95,854
Southwest Bancorp., Inc.*	3,734	59,445
State Bank Financial Corp.	6,257	113,815
StellarOne Corp.	4,373	105,258
Sterling Bancorp.	16,236	217,075
Sterling Financial Corp.	6,606	225,132
Suffolk Bancorp.*	2,366	49,213
Sun Bancorp., Inc.*	7,787	27,410
Susquehanna Bancshares, Inc.	36,596	469,893
Taylor Capital Group, Inc.*	3,314	88,086
Texas Capital Bancshares, Inc.*	8,003	497,787
The Bancorp., Inc.*	6,384	114,337
Tompkins Financial Corp.	2,869	147,438
TowneBank (a)	5,125	78,874
TriCo Bancshares	3,057	86,727
Tristate Capital Holdings, Inc.*	1,299	15,406
Trustmark Corp.	13,142	352,731
UMB Financial Corp.	6,949	446,682
Umpqua Holdings Corp. (a)	21,964	420,391
Union First Market Bankshares Corp.	3,860	95,767
United Bankshares, Inc. (a)	9,842	309,531
United Community Banks, Inc.*	8,317	147,627
Univest Corp. of Pennsylvania	3,252	67,251
VantageSouth Bancshares, Inc.*	2,382	12,553
ViewPoint Financial Group	7,770	213,287
Virginia Commerce Bancorp., Inc.*	5,386	91,508
Washington Banking Co.	2,906	51,523
Washington Trust Bancorp., Inc.	2,838	105,630
Webster Financial Corp.	17,706	552,073
WesBanco, Inc.	5,020	160,640
West Bancorp.	2,793	44,185
Westamerica Bancorp. (a)	5,280	298,109
Western Alliance Bancorp.*	14,589	348,094
Wilshire Bancorp., Inc.	13,247	144,790
Wintrust Financial Corp.	7,266	335,108
Yadkin Financial Corp.*	2,856	48,666
		23,981,842
Consumer Finance 0.7%
Cash America International, Inc. (a)	5,547	212,450
Consumer Portfolio Services, Inc.*	3,366	31,607
Credit Acceptance Corp.*	1,375	178,736
DFC Global Corp.*	8,050	92,172
Encore Capital Group, Inc.* (a)	4,925	247,530
EZCORP, Inc. "A"*	10,149	118,642
First Cash Financial Services, Inc.*	5,711	353,168
Green Dot Corp. "A"* (a)	4,974	125,096
Imperial Holdings, Inc.*	3,419	22,360
JGWPT Holdings, Inc. "A"*	1,925	33,476
Nelnet, Inc. "A"	4,428	186,596
Nicholas Financial, Inc.	2,139	33,668
Portfolio Recovery Associates, Inc.* (a)	9,909	523,591
Regional Management Corp.*	1,048	35,559
Springleaf Holdings, Inc.*	4,738	119,777
The First Marblehead Corp.*	1,812	13,391
World Acceptance Corp.* (a)	1,694	148,276
		2,476,095
Diversified Financial Services 0.3%
California First National Bancorp.	537	8,109
Gain Capital Holdings, Inc.	2,188	16,432
MarketAxess Holdings, Inc.	7,329	490,090
	Shares	Value ($)

Marlin Business Services Corp.	1,665	41,958
NewStar Financial, Inc.*	5,013	89,081
PHH Corp.* (a)	11,152	271,551
PICO Holdings, Inc.*	4,485	103,648
Resource America, Inc. "A"	2,632	24,636
		1,045,505
Insurance 2.4%
Ambac Financial Group, Inc.*	8,707	213,844
American Equity Investment Life Holding Co. (a)	12,516	330,172
AMERISAFE, Inc.	3,619	152,867
AmTrust Financial Services, Inc. (a)	6,114	199,867
Argo Group International Holdings Ltd.	5,304	246,583
Baldwin & Lyons, Inc. "B"	1,830	49,996
Blue Capital Reinsurance Holdings Ltd.*	1,225	22,503
Citizens, Inc.*	8,258	72,257
CNO Financial Group, Inc.	43,424	768,171
Crawford & Co. "B"	5,225	48,279
Donegal Group, Inc. "A"	1,326	21,083
Eastern Insurance Holdings, Inc.	1,172	28,702
eHealth, Inc.*	3,627	168,619
EMC Insurance Group, Inc.	841	25,751
Employers Holdings, Inc.	5,994	189,710
Enstar Group Ltd.*	1,859	258,234
FBL Financial Group, Inc. "A"	1,775	79,502
First American Financial Corp.	21,139	596,120
Fortegra Financial Corp.*	1,228	10,156
Global Indemnity PLC*	1,617	40,910
Greenlight Capital Re Ltd. "A"*	5,533	186,517
Hallmark Financial Services, Inc.*	2,912	25,873
HCI Group, Inc. (a)	1,916	102,506
Health Insurance Innovations, Inc. "A"*	912	9,220
Hilltop Holdings, Inc.*	12,133	280,636
Horace Mann Educators Corp.	7,729	243,773
Independence Holding Co.	1,712	23,095
Infinity Property & Casualty Corp.	2,215	158,926
Investors Title Co.	270	21,865
Kansas City Life Insurance Co.	739	35,280
Maiden Holdings Ltd.	9,864	107,814
Meadowbrook Insurance Group, Inc.	9,639	67,087
Montpelier Re Holdings Ltd.	8,627	251,046
National Interstate Corp.	1,337	30,751
National Western Life Insurance Co. "A"	420	93,891
Navigators Group, Inc.*	2,044	129,099
OneBeacon Insurance Group Ltd. "A"	4,337	68,611
Phoenix Companies, Inc.*	1,140	69,996
Platinum Underwriters Holdings Ltd.	5,730	351,134
Primerica, Inc.	11,110	476,730
RLI Corp.	4,184	407,438
Safety Insurance Group, Inc.	2,473	139,230
Selective Insurance Group, Inc.	10,856	293,763
State Auto Financial Corp.	2,862	60,789
Stewart Information Services Corp. (a)	4,240	136,825
Symetra Financial Corp.	15,984	303,057
Third Point Reinsurance Ltd.*	5,001	92,669
Tower Group International Ltd.	11,432	38,640
United Fire Group, Inc.	4,031	115,528
	Shares	Value ($)

Universal Insurance Holdings, Inc.	5,056	73,211
		7,918,326
Real Estate Investment Trusts 6.9%
Acadia Realty Trust (REIT)	10,779	267,643
AG Mortgage Investment Trust, Inc. (REIT)	5,534	86,552
Agree Realty Corp. (REIT)	2,932	85,087
Alexander's, Inc. (REIT)	411	135,630
American Assets Trust, Inc. (REIT)	6,610	207,752
American Capital Mortgage Investment Corp. (REIT)	10,348	180,676
American Realty Capital Properties, Inc. (REIT) (a)	30,217	388,591
American Residential Properties, Inc. (REIT)*	2,671	45,834
AmREIT, Inc. (REIT)	3,855	64,764
Anworth Mortgage Asset Corp. (REIT)	28,053	118,103
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,325	119,031
Apollo Residential Mortgage, Inc. (REIT)	6,380	94,296
Ares Commercial Real Estate Corp. (REIT)	4,249	55,662
Armada Hoffler Properties, Inc. (REIT)	3,782	35,097
ARMOUR Residential REIT, Inc. (REIT)	73,039	292,886
Ashford Hospitality Prime, Inc. (REIT)	2,440	44,408
Ashford Hospitality Trust (REIT)	12,202	101,033
Associated Estates Realty Corp. (REIT) (a)	11,111	178,332
Aviv REIT, Inc. (REIT)	2,286	54,178
Campus Crest Communities, Inc. (REIT) (a)	12,806	120,504
Capstead Mortgage Corp. (REIT)	18,589	224,555
Cedar Realty Trust, Inc. (REIT)	14,279	89,387
Chambers Street Properties (REIT) (a)	46,236	353,705
Chatham Lodging Trust (REIT)	5,137	105,052
Chesapeake Lodging Trust (REIT)	9,443	238,813
Colony Financial, Inc. (REIT) (a)	15,040	305,162
Coresite Realty Corp. (REIT) (a)	4,029	129,694
Cousins Properties, Inc. (REIT)	32,857	338,427
CubeSmart (REIT)	25,905	412,926
CyrusOne, Inc. (REIT)	3,675	82,063
CYS Investments, Inc. (REIT)	34,036	252,207
DCT Industrial Trust, Inc. (REIT)	57,143	407,430
DiamondRock Hospitality Co. (REIT) (a)	38,277	442,099
DuPont Fabros Technology, Inc. (REIT) (a)	12,207	301,635
Dynex Capital, Inc. (REIT)	10,838	86,704
EastGroup Properties, Inc. (REIT)	5,922	343,061
Education Realty Trust, Inc. (REIT)	22,088	194,816
Ellington Residential Mortgage REIT (REIT)	1,285	19,763
Empire State Realty Trust, Inc. "A", (REIT)	16,132	246,820
EPR Properties (REIT)	10,083	495,680
Equity One, Inc. (REIT) (a)	11,707	262,705
Excel Trust, Inc. (REIT)	9,139	104,093
FelCor Lodging Trust, Inc. (REIT)*	23,987	195,734
First Industrial Realty Trust, Inc. (REIT) (a)	21,022	366,834
	Shares	Value ($)

First Potomac Realty Trust (REIT)	11,461	133,291
Franklin Street Properties Corp. (REIT)	17,549	209,711
Getty Realty Corp. (REIT)	5,069	93,118
Gladstone Commercial Corp. (REIT)	3,086	55,455
Glimcher Realty Trust (REIT)	28,211	264,055
Government Properties Income Trust (REIT)	10,681	265,423
Gramercy Property Trust, Inc. (REIT)*	11,798	67,838
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,923	40,805
Healthcare Realty Trust, Inc. (REIT)	18,823	401,118
Hersha Hospitality Trust (REIT) (a)	39,363	219,252
Highwoods Properties, Inc. (REIT) (a)	17,663	638,871
Hudson Pacific Properties, Inc. (REIT)	8,358	182,789
Inland Real Estate Corp. (REIT)	16,478	173,349
Invesco Mortgage Capital (REIT)	26,552	389,783
Investors Real Estate Trust (REIT)	19,548	167,722
iStar Financial, Inc. (REIT)*	16,651	237,610
JAVELIN Mortgage Investment Corp. (REIT)	2,677	37,291
Kite Realty Group Trust (REIT)	25,543	167,817
LaSalle Hotel Properties (REIT)	20,338	627,631
Lexington Realty Trust (REIT) (a)	34,942	356,758
LTC Properties, Inc. (REIT)	6,760	239,236
Medical Properties Trust, Inc. (REIT)	31,634	386,567
Monmouth Real Estate Investment Corp. "A", (REIT)	8,787	79,874
National Health Investors, Inc. (REIT)	5,726	321,229
New Residential Investment Corp. (REIT)	49,517	330,774
New York Mortgage Trust, Inc. (REIT) (a)	12,347	86,306
NorthStar Realty Finance Corp. (REIT)	56,727	762,978
One Liberty Properties, Inc. (REIT)	2,318	46,661
Parkway Properties, Inc. (REIT) (a)	10,785	208,047
Pebblebrook Hotel Trust (REIT)	12,035	370,197
Pennsylvania Real Estate Investment Trust (REIT)	13,265	251,770
PennyMac Mortgage Investment Trust (REIT)	13,748	315,654
Physicians Realty Trust (REIT)	3,957	50,412
Potlatch Corp. (REIT)	7,926	330,831
PS Business Parks, Inc. (REIT)	3,802	290,549
QTS Realty Trust, Inc. "A", (REIT)	2,749	68,120
RAIT Financial Trust (REIT)	13,664	122,566
Ramco-Gershenson Properties Trust (REIT)	13,084	205,942
Redwood Trust, Inc. (REIT) (a)	16,050	310,888
Resource Capital Corp. (REIT)	24,751	146,773
Retail Opportunity Investments Corp. (REIT) (a)	14,073	207,155
Rexford Industrial Realty, Inc. (REIT)	3,323	43,864
RLJ Lodging Trust (REIT)	24,197	588,471
Rouse Properties, Inc. (REIT) (a)	4,317	95,794
Ryman Hospitality Properties, Inc. (REIT) (a)	8,640	360,979
Sabra Health Care REIT, Inc. (REIT) (a)	7,228	188,940
Saul Centers, Inc. (REIT)	1,566	74,745
	Shares	Value ($)

Select Income REIT (REIT)	4,347	116,239
Silver Bay Realty Trust Corp. (REIT)	3,031	48,466
Sovran Self Storage, Inc. (REIT)	6,119	398,775
STAG Industrial, Inc. (REIT)	8,067	164,486
Strategic Hotels & Resorts, Inc. (REIT)*	35,513	335,598
Summit Hotel Properties, Inc. (REIT)	15,655	140,895
Sun Communities, Inc. (REIT) (a)	7,013	299,034
Sunstone Hotel Investors, Inc. (REIT) (a)	35,840	480,256
Terreno Realty Corp. (REIT)	4,962	87,827
The Geo Group, Inc. (REIT)	13,959	449,759
UMH Properties, Inc. (REIT)	3,418	32,198
Universal Health Realty Income Trust (REIT)	2,314	92,699
Urstadt Biddle Properties "A", (REIT)	4,812	88,781
Washington Real Estate Investment Trust (REIT)	13,000	303,680
Western Asset Mortgage Capital Corp. (REIT) (a)	4,827	71,826
Whitestone REIT (REIT)	4,132	55,245
Winthrop Realty Trust (REIT)	6,273	69,317
ZAIS Financial Corp. (REIT)	1,162	18,627
		23,144,141
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	8,434	351,951
Altisource Residential Corp.	8,335	250,967
AV Homes, Inc.*	1,871	33,996
Consolidated-Tomoka Land Co.	1,162	42,169
Forestar Group, Inc.*	6,634	141,105
Kennedy-Wilson Holdings, Inc.	11,108	247,153
RE/MAX Holdings, Inc. "A"*	2,264	72,607
Tejon Ranch Co.*	2,733	100,465
		1,240,413
Thrifts & Mortgage Finance 1.6%
Astoria Financial Corp.	17,417	240,877
Banc of California, Inc.	3,241	43,462
Bank Mutual Corp.	9,229	64,695
BankFinancial Corp.	4,312	39,498
BBX Capital Corp. "A"*	1,425	22,230
Beneficial Mutual Bancorp., Inc.*	6,067	66,252
Berkshire Hills Bancorp., Inc.	4,864	132,641
BofI Holding, Inc.*	2,357	184,860
Brookline Bancorp., Inc.	13,897	132,994
Capitol Federal Financial, Inc.	28,911	350,112
Charter Financial Corp.	4,570	49,219
Clifton Savings Bancorp., Inc.	1,503	19,238
Dime Community Bancshares	6,157	104,176
Doral Financial Corp.*	1,191	18,651
ESB Financial Corp.	2,342	33,256
ESSA Bancorp., Inc.	1,870	21,617
Essent Group Ltd.*	4,429	106,562
EverBank Financial Corp.	15,736	288,598
Federal Agricultural Mortgage Corp. "C"	2,041	69,904
First Defiance Financial Corp.	1,910	49,603
First Federal Bancshares of Arkansas, Inc.*	766	6,664
First Financial Northwest, Inc.	3,012	31,234
Flagstar Bancorp., Inc.*	3,943	77,362
Fox Chase Bancorp.	2,343	40,721
Franklin Financial Corp.*	2,081	41,162
	Shares	Value ($)

Hingham Institution for Savings	278	21,820
Home Bancorp., Inc.*	1,218	22,959
Home Loan Servicing Solutions Ltd.	13,898	319,237
HomeStreet, Inc.	2,571	51,420
Kearny Financial Corp.*	2,975	34,599
Meridian Interstate Bancorp., Inc.*	1,644	37,122
Meta Financial Group, Inc.	1,220	49,203
MGIC Investment Corp.* (a)	63,316	534,387
NASB Financial, Inc.	736	22,227
Northfield Bancorp., Inc.	11,219	148,091
Northwest Bancshares, Inc.	18,352	271,243
OceanFirst Financial Corp.	2,591	44,384
Oritani Financial Corp.	8,948	143,615
PennyMac Financial Services, Inc. "A"*	2,540	44,577
Provident Financial Holdings, Inc.	1,890	28,350
Provident Financial Services, Inc.	11,546	223,069
Radian Group, Inc. (a)	33,696	475,788
Rockville Financial, Inc. (a)	5,028	71,448
Stonegate Mortgage Corp.*	1,588	26,250
Territorial Bancorp., Inc.	2,088	48,442
Tree.com, Inc.*	1,316	43,217
TrustCo Bank Corp.	18,598	133,534
United Community Financial Corp.*	9,557	34,119
United Financial Bancorp., Inc.	3,855	72,821
Walker & Dunlop, Inc.*	3,264	52,779
Waterstone Financial, Inc.*	1,592	17,671
Westfield Financial, Inc.	3,698	27,587
WSFS Financial Corp.	1,561	121,024
		5,356,571
Health Care 12.9%
Biotechnology 4.0%
ACADIA Pharmaceuticals, Inc.* (a)	13,689	342,088
Acceleron Pharma, Inc.*	1,246	49,342
Achillion Pharmaceuticals, Inc.* (a)	19,192	63,717
Acorda Therapeutics, Inc.*	7,896	230,563
Aegerion Pharmaceuticals, Inc.*	5,624	399,079
Agios Pharmaceuticals, Inc.*	1,319	31,590
Alnylam Pharmaceuticals, Inc.*	11,362	730,917
AMAG Pharmaceuticals, Inc.*	4,138	100,429
Amicus Therapeutics, Inc.*	6,576	15,454
Anacor Pharmaceuticals, Inc.* (a)	5,025	84,319
Arena Pharmaceuticals, Inc.* (a)	42,419	248,151
ArQule, Inc.*	12,510	26,897
Array BioPharma, Inc.*	24,431	122,399
Aveo Pharmaceuticals, Inc.*	9,445	17,379
BIND Therapeutics, Inc.*	1,023	15,437
BioTime, Inc.*	6,637	23,893
Bluebird Bio, Inc.*	1,313	27,547
Cell Therapeutics, Inc.*	25,192	48,369
Celldex Therapeutics, Inc.* (a)	17,430	421,980
Cellular Dynamics International, Inc.*	744	12,283
Cepheid, Inc.* (a)	13,188	616,143
Chelsea Therapeutics International Ltd.* (a)	15,251	67,562
ChemoCentryx, Inc.*	4,874	28,220
Chimerix, Inc.*	1,674	25,294
Clovis Oncology, Inc.*	3,504	211,186
Conatus Pharmaceuticals, Inc.*	1,091	7,037
Coronado Biosciences, Inc.* (a)	5,126	13,481
Curis, Inc.* (a)	16,257	45,845
Cytokinetics, Inc.*	4,923	31,999
	Shares	Value ($)

Cytori Therapeutics, Inc.* (a)	12,909	33,176
Dendreon Corp.* (a)	30,227	90,379
Durata Therapeutics, Inc.*	2,568	32,845
Dyax Corp.*	23,846	179,560
Dynavax Technologies Corp.* (a)	51,208	100,368
Emergent Biosolutions, Inc.*	5,384	123,778
Enanta Pharmaceuticals, Inc.*	710	19,369
Enzon Pharmaceuticals, Inc.	8,130	9,431
Epizyme, Inc.* (a)	1,166	24,253
Esperion Therapeutics, Inc.*	847	11,638
Exact Sciences Corp.*	13,567	158,598
Exelixis, Inc.* (a)	35,556	217,958
Fibrocell Science, Inc.*	4,597	18,664
Five Prime Therapeutics, Inc.*	1,088	18,268
Foundation Medicine, Inc.*	1,335	31,800
Galena Biopharma, Inc.* (a)	19,836	98,387
Genomic Health, Inc.*	3,190	93,371
Geron Corp.* (a)	25,618	121,429
GTx, Inc.* (a)	5,284	8,719
Halozyme Therapeutics, Inc.* (a)	17,444	261,486
Harvard Apparatus Regenerative Technology, Inc.*	1,211	5,752
Hyperion Therapeutics, Inc.*	1,665	33,666
Idenix Pharmaceuticals, Inc.* (a)	19,829	118,577
ImmunoGen, Inc.* (a)	16,460	241,468
Immunomedics, Inc.* (a)	14,559	66,971
Infinity Pharmaceuticals, Inc.*	9,523	131,513
Insmed, Inc.*	6,799	115,651
Insys Therapeutics, Inc.*	1,002	38,787
Intercept Pharmaceuticals, Inc.*	1,408	96,138
InterMune, Inc.*	17,460	257,186
Intrexon Corp.*	2,187	52,051
Ironwood Pharmaceuticals, Inc.* (a)	18,022	209,235
Isis Pharmaceuticals, Inc.* (a)	21,959	874,847
KaloBios Pharmaceuticals, Inc.*	1,800	7,956
Karyopharm Therapeutics, Inc.*	1,523	34,907
Keryx Biopharmaceuticals, Inc.*	16,063	208,016
KYTHERA Biopharmaceuticals, Inc.*	2,298	85,600
Lexicon Pharmaceuticals, Inc.*	43,946	79,103
Ligand Pharmaceuticals, Inc. "B"*	3,484	183,258
MacroGenics, Inc.*	1,111	30,475
MannKind Corp.* (a)	29,593	154,180
MEI Pharma, Inc.*	2,486	19,913
Merrimack Pharmaceuticals, Inc.* (a)	19,337	103,260
MiMedx Group, Inc.*	17,733	154,986
Momenta Pharmaceuticals, Inc.*	9,362	165,520
Nanosphere, Inc.*	10,674	24,443
Navidea Biopharmaceuticals, Inc.* (a)	23,767	49,198
Neurocrine Biosciences, Inc.*	13,023	121,635
NewLink Genetics Corp.* (a)	3,221	70,894
Novavax, Inc.* (a)	36,673	187,766
NPS Pharmaceuticals, Inc.*	19,610	595,360
OncoGenex Pharmaceutical, Inc.*	3,086	25,737
OncoMed Pharmaceuticals, Inc.*	878	25,919
Onconova Therapeutics, Inc.*	1,140	13,087
Ophthotech Corp.*	1,723	55,739
Opko Health, Inc.* (a)	36,861	311,107
Orexigen Therapeutics, Inc.* (a)	19,735	111,108
Osiris Therapeutics, Inc.* (a)	3,392	54,543
OvaScience, Inc.*	1,767	16,150
PDL BioPharma, Inc. (a)	27,152	229,163
Peregrine Pharmaceuticals, Inc.*	30,864	42,901
	Shares	Value ($)

Portola Pharmaceuticals, Inc.*	2,129	54,822
Progenics Pharmaceuticals, Inc.*	11,562	61,625
Prothena Corp. PLC*	2,776	73,620
PTC Therapeutics, Inc.*	1,867	31,683
Puma Biotechnology, Inc.*	4,331	448,388
Raptor Pharmaceuticals Corp.* (a)	11,744	152,907
Receptos, Inc.*	1,142	33,107
Regulus Therapeutics, Inc.*	1,770	13,080
Repligen Corp.*	6,138	83,722
Rigel Pharmaceuticals, Inc.*	17,434	49,687
Sangamo BioSciences, Inc.*	11,911	165,444
Sarepta Therapeutics, Inc.* (a)	7,346	149,638
SIGA Technologies, Inc.*	7,593	24,829
Spectrum Pharmaceuticals, Inc.* (a)	12,170	107,704
Stemline Therapeutics, Inc.*	1,818	35,633
Sunesis Pharmaceuticals, Inc.*	6,019	28,530
Synageva BioPharma Corp.*	3,787	245,095
Synergy Pharmaceuticals, Inc.* (a)	15,993	90,041
Synta Pharmaceuticals Corp.*	9,725	50,959
Targacept, Inc.*	5,911	24,531
TESARO, Inc.*	2,660	75,118
Tetraphase Pharmaceuticals, Inc.*	2,728	36,883
TG Therapeutics, Inc.*	3,352	13,073
Threshold Pharmaceuticals, Inc.* (a)	8,771	40,961
Vanda Pharmaceuticals, Inc.*	6,497	80,628
Verastem, Inc.*	3,339	38,065
Vical, Inc.*	15,287	18,039
XOMA Corp.* (a)	15,077	101,468
ZIOPHARM Oncology, Inc.* (a)	15,684	68,069
		13,513,192
Health Care Equipment & Supplies 3.4%
Abaxis, Inc.*	4,360	174,487
ABIOMED, Inc.* (a)	7,523	201,165
Accuray, Inc.* (a)	14,345	124,945
Align Technology, Inc.* (a)	14,305	817,531
Alphatec Holdings, Inc.*	11,428	22,970
Analogic Corp.	2,377	210,507
AngioDynamics, Inc.*	4,765	81,910
Anika Therapeutics, Inc.*	2,411	92,004
Antares Pharma, Inc.* (a)	22,505	100,822
ArthroCare Corp.*	5,560	223,734
AtriCure, Inc.*	4,149	77,503
Atrion Corp.	299	88,579
Biolase, Inc.* (a)	6,359	17,995
Cantel Medical Corp.	6,481	219,771
Cardiovascular Systems, Inc.*	4,799	164,558
Cerus Corp.* (a)	13,851	89,339
CONMED Corp.	5,383	228,778
CryoLife, Inc.	5,214	57,823
Cutera, Inc.*	2,914	29,665
Cyberonics, Inc.*	5,403	353,951
Cynosure, Inc. "A"*	3,760	100,317
Derma Sciences, Inc.*	2,806	30,361
Dexcom, Inc.*	13,801	488,693
Endologix, Inc.*	12,178	212,384
Exactech, Inc.*	1,915	45,500
Genmark Diagnostics, Inc.*	7,105	94,568
Globus Medical, Inc. "A"* (a)	10,613	214,170
Greatbatch, Inc.*	4,630	204,831
Haemonetics Corp.*	10,039	422,943
HeartWare International, Inc.*	3,185	299,263
ICU Medical, Inc.*	2,502	159,402
Insulet Corp.*	10,426	386,805
	Shares	Value ($)

Integra LifeSciences Holdings*	4,474	213,455
Invacare Corp.	6,216	144,273
LDR Holding Corp.*	1,116	26,338
Masimo Corp.*	9,502	277,744
Medical Action Industries, Inc.*	2,888	24,721
Meridian Bioscience, Inc. (a)	8,044	213,407
Merit Medical Systems, Inc.*	8,309	130,784
Natus Medical, Inc.*	5,844	131,490
Neogen Corp.*	7,018	320,723
NuVasive, Inc.*	8,665	280,139
NxStage Medical, Inc.*	11,877	118,770
OraSure Technologies, Inc.*	10,444	65,693
Orthofix International NV*	3,848	87,811
Oxford Immunotec Global PLC*	1,204	23,334
PhotoMedex, Inc.* (a)	2,495	32,310
Quidel Corp.* (a)	5,588	172,613
Rockwell Medical, Inc.* (a)	7,790	81,328
RTI Surgical, Inc.*	11,253	39,836
Solta Medical, Inc.*	13,413	39,568
Spectranetics Corp.*	7,820	195,500
STAAR Surgical Co.*	7,320	118,511
STERIS Corp.	11,502	552,671
SurModics, Inc.*	2,670	65,121
Symmetry Medical, Inc.*	7,449	75,086
Tandem Diabetes Care, Inc.*	1,798	46,334
TearLab Corp.* (a)	5,698	53,219
Thoratec Corp.*	11,270	412,482
Tornier NV*	5,159	96,938
Unilife Corp.* (a)	18,825	82,830
Utah Medical Products, Inc.	613	35,039
Vascular Solutions, Inc.*	3,329	77,066
Veracyte, Inc.*	974	14,123
Volcano Corp.* (a)	10,727	234,385
West Pharmaceutical Services, Inc.	13,533	663,929
Wright Medical Group, Inc.*	7,872	241,749
Zeltiq Aesthetics, Inc.*	3,401	64,313
		11,490,907
Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.* (a)	6,932	328,091
Accretive Health, Inc.* (a)	11,541	105,716
Addus HomeCare Corp.*	1,093	24,538
Air Methods Corp.* (a)	7,604	443,541
Alliance HealthCare Services, Inc.*	990	24,493
Almost Family, Inc.*	1,622	52,439
Amedisys, Inc.* (a)	5,974	87,400
AMN Healthcare Services, Inc.*	9,020	132,594
AmSurg Corp.*	6,249	286,954
Bio-Reference Laboratories, Inc.* (a)	4,863	124,201
BioScrip, Inc.*	11,617	85,966
Capital Senior Living Corp.*	5,662	135,831
Centene Corp.*	10,642	627,346
Chemed Corp. (a)	3,448	264,186
Chindex International, Inc.*	2,458	42,843
CorVel Corp.*	2,286	106,756
Cross Country Healthcare, Inc.*	5,564	55,529
Emeritus Corp.*	7,779	168,260
ExamWorks Group, Inc.*	5,881	175,665
Five Star Quality Care, Inc.*	8,714	47,840
Gentiva Health Services, Inc.*	6,267	77,773
Hanger, Inc.*	6,743	265,270
HealthSouth Corp. (a)	17,068	568,706
Healthways, Inc.*	6,686	102,630
	Shares	Value ($)

IPC The Hospitalist Co., Inc.*	3,309	196,521
Kindred Healthcare, Inc.	10,501	207,290
Landauer, Inc.	1,864	98,065
LHC Group, Inc.*	2,392	57,504
Magellan Health Services, Inc.*	5,308	318,002
Molina Healthcare, Inc.*	5,489	190,743
MWI Veterinary Supply, Inc.*	2,515	429,034
National Healthcare Corp.	2,069	111,540
National Research Corp. "A"*	1,954	36,774
Owens & Minor, Inc. (a)	12,319	450,383
PharMerica Corp.*	5,768	124,012
Providence Service Corp.*	2,113	54,346
Select Medical Holdings Corp.	9,674	112,315
Skilled Healthcare Group, Inc. "A"*	3,587	17,253
Surgical Care Affiliates, Inc.*	2,199	76,613
Team Health Holdings, Inc.*	13,432	611,828
The Ensign Group, Inc.	3,758	166,367
Triple-S Management Corp. "B"*	4,714	91,640
U.S. Physical Therapy, Inc.	2,363	83,319
Universal American Corp.	7,698	56,195
USMD Holdings, Inc.*	215	4,324
WellCare Health Plans, Inc.*	8,498	598,429
		8,427,065
Health Care Technology 0.9%
athenahealth, Inc.*	7,184	966,248
Computer Programs & Systems, Inc.	2,164	133,757
HealthStream, Inc.*	3,940	129,114
HMS Holdings Corp.*	17,241	391,888
MedAssets, Inc.*	11,774	233,478
Medidata Solutions, Inc.*	10,397	629,746
Merge Healthcare, Inc.*	13,434	31,167
Omnicell, Inc.*	6,712	171,357
Quality Systems, Inc.	7,842	165,153
Vocera Communications, Inc.*	4,197	65,515
		2,917,423
Life Sciences Tools & Services 0.4%
Accelerate Diagnostics, Inc.* (a)	2,195	26,779
Affymetrix, Inc.* (a)	13,708	117,478
Albany Molecular Research, Inc.*	4,630	46,670
Cambrex Corp.*	5,773	102,933
Fluidigm Corp.*	4,931	188,956
Furiex Pharmaceuticals, Inc.*	1,319	55,411
Harvard Bioscience, Inc.*	4,845	22,772
Luminex Corp.*	7,156	138,826
NeoGenomics, Inc.*	6,525	23,620
Pacific Biosciences of California, Inc.*	9,359	48,948
PAREXEL International Corp.*	11,097	501,362
Sequenom, Inc.* (a)	22,778	53,301
		1,327,056
Pharmaceuticals 1.7%
AcelRx Pharmaceuticals, Inc.* (a)	4,620	52,252
Aerie Pharmaceuticals, Inc.*	1,503	26,994
Akorn, Inc.* (a)	11,398	280,733
Alimera Sciences, Inc.*	3,361	15,830
Ampio Pharmaceuticals, Inc.* (a)	6,148	43,835
Aratana Therapeutics, Inc.*	1,289	24,620
Auxilium Pharmaceuticals, Inc.* (a)	9,673	200,618
AVANIR Pharmaceuticals, Inc. "A"* (a)	28,299	95,085
BioDelivery Sciences International, Inc.*	5,642	33,231
	Shares	Value ($)

Cadence Pharmaceuticals, Inc.*	12,264	110,989
Cempra, Inc.*	3,848	47,677
Corcept Therapeutics, Inc.*	9,525	30,671
Cornerstone Therapeutics, Inc.*	1,644	15,602
DepoMed, Inc.*	10,940	115,745
Endocyte, Inc.* (a)	6,029	64,450
Hi-Tech Pharmacal Co., Inc.*	2,126	92,247
Horizon Pharma, Inc.* (a)	10,194	77,678
Impax Laboratories, Inc.*	13,325	334,990
Lannett Co., Inc.* (a)	3,652	120,881
Medicines Co.*	12,365	477,536
Nektar Therapeutics*	22,518	255,579
Omeros Corp.* (a)	6,014	67,898
Omthera Pharmaceutical, Inc.	1,167	0
Pacira Pharmaceuticals, Inc.*	5,381	309,354
Pernix Therapeutics Holdings, Inc.*	3,431	8,646
POZEN, Inc.	5,530	44,461
Prestige Brands Holdings, Inc.*	9,997	357,893
Questcor Pharmaceuticals, Inc. (a)	10,146	552,450
Relypsa, Inc.*	1,184	29,600
Repros Therapeutics, Inc.*	4,558	83,411
Sagent Pharmaceuticals, Inc.*	3,667	93,068
Santarus, Inc.*	10,909	348,652
Sciclone Pharmaceuticals, Inc.*	10,496	52,900
Sucampo Pharmaceuticals, Inc. "A"*	2,387	22,438
Supernus Pharmaceuticals, Inc.*	2,943	22,190
TherapeuticsMD, Inc.*	16,841	87,742
ViroPharma, Inc.*	12,767	636,435
VIVUS, Inc.* (a)	19,485	176,924
XenoPort, Inc.*	8,865	50,974
Zogenix, Inc.*	19,202	66,055
		5,528,334
Industrials 14.1%
Aerospace & Defense 1.7%
AAR Corp.	7,729	216,489
Aerovironment, Inc.*	3,595	104,722
American Science & Engineering, Inc.	1,617	116,279
API Technologies Corp.*	5,593	19,072
Astronics Corp.*	2,928	149,328
Cubic Corp.	3,843	202,372
Curtiss-Wright Corp.	9,167	570,462
DigitalGlobe, Inc.*	14,549	598,691
Ducommun, Inc.*	2,110	62,899
Engility Holdings, Inc.*	3,415	114,061
Erickson Air-Crane, Inc.*	748	15,551
Esterline Technologies Corp.*	6,143	626,340
GenCorp, Inc.* (a)	11,833	213,231
HEICO Corp.	12,973	751,785
Innovative Solutions & Support, Inc.*	2,493	18,174
Kratos Defense & Security Solutions, Inc.*	8,744	67,154
LMI Aerospace, Inc.*	2,178	32,104
Moog, Inc. "A"*	8,843	600,794
National Presto Industries, Inc. (a)	917	73,819
Orbital Sciences Corp.*	11,630	270,979
Sparton Corp.*	2,028	56,683
Taser International, Inc.*	10,047	159,546
Teledyne Technologies, Inc.*	7,311	671,589
The Keyw Holding Corp.* (a)	6,335	85,142
		5,797,266
	Shares	Value ($)

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	9,996	80,868
Atlas Air Worldwide Holdings, Inc.*	5,003	205,873
Echo Global Logistics, Inc.*	3,540	76,039
Forward Air Corp.	5,877	258,059
Hub Group, Inc. "A"*	7,223	288,053
Pacer International, Inc.*	6,800	56,168
Park-Ohio Holdings Corp.*	1,660	86,984
UTi Worldwide, Inc.	17,735	311,427
XPO Logistics, Inc.* (a)	5,821	153,034
		1,516,505
Airlines 0.5%
Allegiant Travel Co.	2,931	309,045
Hawaiian Holdings, Inc.* (a)	9,892	95,260
JetBlue Airways Corp.* (a)	45,477	388,828
Republic Airways Holdings, Inc.*	9,527	101,844
SkyWest, Inc.	10,091	149,649
Spirit Airlines, Inc.*	11,845	537,881
		1,582,507
Building Products 0.8%
AAON, Inc.	5,574	178,089
American Woodmark Corp.*	1,925	76,095
Apogee Enterprises, Inc.	5,614	201,599
Builders FirstSource, Inc.*	8,626	61,590
Gibraltar Industries, Inc.*	5,928	110,202
Griffon Corp.	8,858	117,014
Insteel Industries, Inc.	3,512	79,828
NCI Building Systems, Inc.*	4,113	72,142
Norcraft Companies, Inc.*	1,447	28,390
Nortek, Inc.*	1,785	133,161
Patrick Industries, Inc.*	1,324	38,303
PGT, Inc.*	6,604	66,833
Ply Gem Holdings, Inc.*	3,138	56,578
Quanex Building Products Corp.	7,246	144,340
Simpson Manufacturing Co., Inc.	7,921	290,938
Trex Co., Inc.* (a)	3,356	266,903
Universal Forest Products, Inc.	3,936	205,223
USG Corp.* (a)	15,056	427,289
		2,554,517
Commercial Services & Supplies 2.0%
ABM Industries, Inc.	10,665	304,912
Acco Brands Corp.*	22,453	150,884
Acorn Energy, Inc.	4,724	19,227
ARC Document Solutions, Inc.*	7,208	59,250
Casella Waste Systems, Inc. "A"*	7,903	45,837
CECO Environmental Corp.	3,523	56,967
Cenveo, Inc.*	10,795	37,135
CompX International, Inc.	367	5,167
Consolidated Graphics, Inc.*	1,439	97,046
Courier Corp.	2,119	38,333
Deluxe Corp.	9,900	516,681
EnerNOC, Inc.*	5,160	88,804
Ennis, Inc.	5,114	90,518
G & K Services, Inc. "A"	3,823	237,905
Gerber Scientific, Inc.	6,939	0
Healthcare Services Group, Inc.	13,359	378,995
Heritage-Crystal Clean, Inc.*	1,672	34,259
Herman Miller, Inc.	11,483	338,978
HNI Corp.	8,891	345,238
Innerworkings, Inc.*	8,819	68,700
Interface, Inc.	11,524	253,067
Intersections, Inc.	1,913	14,902
	Shares	Value ($)

Kimball International, Inc. "B"	6,304	94,749
Knoll, Inc.	9,444	172,920
McGrath RentCorp.	4,932	196,294
Mine Safety Appliances Co.	5,488	281,040
Mobile Mini, Inc.*	7,502	308,932
Multi-Color Corp.	2,432	91,784
NL Industries, Inc.	1,487	16,625
Performant Financial Corp.*	4,445	45,783
Quad Graphics, Inc. (a)	4,971	135,360
Schawk, Inc.	2,502	37,205
SP Plus Corp.*	2,996	78,016
Steelcase, Inc. "A"	16,467	261,167
Swisher Hygiene, Inc.*	22,340	11,485
Team, Inc.*	4,038	170,969
Tetra Tech, Inc.* (a)	12,657	354,143
The Brink's Co.	9,371	319,926
TRC Companies, Inc.*	3,118	22,262
U.S. Ecology, Inc.	4,215	156,756
UniFirst Corp.	2,869	306,983
United Stationers, Inc.	7,959	365,238
Viad Corp.	3,971	110,314
West Corp.	4,235	108,882
		6,829,638
Construction & Engineering 0.8%
Aegion Corp.*	7,528	164,788
Ameresco, Inc. "A"*	4,004	38,679
Argan, Inc.	2,776	76,506
Comfort Systems U.S.A., Inc.	7,323	141,993
Dycom Industries, Inc.*	6,391	177,606
EMCOR Group, Inc.	13,091	555,582
Furmanite Corp.*	7,156	75,997
Granite Construction, Inc.	7,568	264,729
Great Lakes Dredge & Dock Co.*	11,549	106,251
Layne Christensen Co.*	3,824	65,314
MasTec, Inc.* (a)	11,667	381,744
MYR Group, Inc.*	4,077	102,251
Northwest Pipe Co.*	1,811	68,383
Orion Marine Group, Inc.*	5,155	62,015
Pike Corp.*	5,160	54,541
Primoris Services Corp.	6,846	213,116
Sterling Construction Co., Inc.*	3,044	35,706
Tutor Perini Corp.*	7,266	191,096
		2,776,297
Electrical Equipment 1.5%
Acuity Brands, Inc. (a)	8,388	916,976
American Superconductor Corp.* (a)	10,583	17,356
AZZ, Inc.	4,965	242,590
Brady Corp. "A"	9,026	279,174
Capstone Turbine Corp.* (a)	60,560	78,122
Coleman Cable, Inc.	1,821	47,747
Encore Wire Corp.	4,010	217,342
EnerSys (a)	9,406	659,267
Enphase Energy, Inc.* (a)	3,166	20,072
Franklin Electric Co., Inc.	9,306	415,420
FuelCell Energy, Inc.* (a)	30,446	42,929
Generac Holdings, Inc.	10,058	569,685
General Cable Corp. (a)	9,722	285,924
Global Power Equipment Group, Inc.	3,263	63,857
GrafTech International Ltd.* (a)	22,784	255,864
II-VI, Inc.*	9,860	173,536
LSI Industries, Inc.	4,009	34,758
	Shares	Value ($)

Polypore International, Inc.* (a)	9,159	356,285
Powell Industries, Inc.	1,828	122,458
Power Solutions International, Inc.*	397	29,815
PowerSecure International, Inc.*	4,222	72,492
Preformed Line Products Co.	538	39,360
Revolution Lighting Technologies, Inc.*	5,894	20,187
Thermon Group Holdings, Inc.* (a)	5,213	142,471
Vicor Corp.*	3,660	49,117
		5,152,804
Industrial Conglomerates 0.1%
Raven Industries, Inc.	7,104	292,259
Machinery 3.2%
Accuride Corp.*	7,953	29,665
Actuant Corp. "A"	14,357	526,040
Alamo Group, Inc.	1,352	82,053
Albany International Corp. "A"	5,478	196,825
Altra Industrial Motion Corp.	5,217	178,526
American Railcar Industries, Inc. (a)	1,823	83,402
Ampco-Pittsburgh Corp.	1,668	32,443
Astec Industries, Inc.	3,951	152,627
Barnes Group, Inc.	10,541	403,826
Blount International, Inc.*	9,628	139,317
Briggs & Stratton Corp. (a)	9,342	203,282
Chart Industries, Inc.*	5,929	567,050
CIRCOR International, Inc.	3,464	279,822
CLARCOR, Inc.	9,767	628,506
Columbus McKinnon Corp.*	3,774	102,426
Commercial Vehicle Group, Inc.*	4,850	35,259
Douglas Dynamics, Inc.	4,227	71,098
Dynamic Materials Corp.	2,615	56,850
Energy Recovery, Inc.*	8,921	49,601
EnPro Industries, Inc.*	4,042	233,021
ESCO Technologies, Inc.	5,106	174,932
Federal Signal Corp.*	12,186	178,525
Flow International Corp.*	9,448	38,170
FreightCar America, Inc.	2,289	60,933
Global Brass & Copper Holdings, Inc.	1,590	26,314
Gorman-Rupp Co.	3,723	124,443
Graham Corp.	1,988	72,145
Greenbrier Companies, Inc.*	4,778	156,910
Hardinge, Inc.	2,192	31,718
Hurco Companies, Inc.	1,321	33,038
Hyster-Yale Materials Handling, Inc.	2,038	189,860
John Bean Technologies Corp.	5,747	168,559
Kadant, Inc.	2,227	90,238
L.B. Foster Co. "A"	2,020	95,526
Lindsay Corp. (a)	2,491	206,130
Lydall, Inc.*	3,455	60,877
Manitex International, Inc.*	2,802	44,496
Meritor, Inc.*	18,764	195,709
Middleby Corp.*	3,679	882,850
Miller Industries, Inc.	2,280	42,476
Mueller Industries, Inc.	5,508	347,059
Mueller Water Products, Inc. "A"	30,846	289,027
NN, Inc.	3,286	66,344
Omega Flex, Inc.	649	13,279
PMFG, Inc.*	3,772	34,137
Proto Labs, Inc.* (a)	3,321	236,389
RBC Bearings, Inc.*	4,498	318,233
Rexnord Corp.*	5,927	160,088
Standex International Corp.	2,443	153,616
	Shares	Value ($)

Sun Hydraulics Corp.	4,181	170,710
Tecumseh Products Co. "A"*	3,678	33,286
Tennant Co.	3,578	242,624
The ExOne Co.* (a)	1,254	75,817
Titan International, Inc. (a)	10,355	186,183
TriMas Corp.*	8,828	352,149
Twin Disc, Inc.	1,581	40,932
Wabash National Corp.*	13,429	165,848
Watts Water Technologies, Inc. "A"	5,593	346,039
Woodward, Inc.	13,403	611,311
Xerium Technologies, Inc.*	2,169	35,767
		10,804,326
Marine 0.1%
International Shipholding Corp.	1,157	34,132
Matson, Inc.	8,293	216,530
Ultrapetrol Bahamas Ltd.*	4,216	15,768
		266,430
Professional Services 1.4%
Acacia Research Corp. (a)	9,783	142,245
Barrett Business Services, Inc.	1,370	127,054
CBIZ, Inc.* (a)	6,931	63,211
CDI Corp.	2,751	50,976
Corporate Executive Board Co.	6,605	511,425
CRA International, Inc.*	2,038	40,352
Exponent, Inc.	2,554	197,782
Franklin Covey Co.*	1,769	35,168
FTI Consulting, Inc.*	7,877	324,060
GP Strategies Corp.*	2,836	84,484
Heidrick & Struggles International, Inc.	3,432	69,120
Huron Consulting Group, Inc.*	4,512	282,993
ICF International, Inc.*	3,917	135,959
Insperity, Inc.	4,460	161,140
Kelly Services, Inc. "A"	5,284	131,783
Kforce, Inc.	5,372	109,911
Korn/Ferry International*	9,531	248,950
Mistras Group, Inc.*	3,217	67,171
Navigant Consulting, Inc.*	9,994	191,885
Odyssey Marine Exploration, Inc.*	16,006	32,332
On Assignment, Inc.*	8,940	312,185
Pendrell Corp.*	32,569	65,464
Resources Connection, Inc.	8,071	115,657
RPX Corp.*	6,442	108,870
The Advisory Board Co.* (a)	6,908	439,832
TrueBlue, Inc.*	7,876	203,043
VSE Corp.	790	37,928
WageWorks, Inc.*	4,881	290,126
		4,581,106
Road & Rail 0.5%
Arkansas Best Corp.	4,965	167,221
Celadon Group, Inc.	3,901	75,991
Heartland Express, Inc.	8,899	174,598
Knight Transportation, Inc.	11,593	212,616
Marten Transport Ltd.	4,453	89,906
Patriot Transportation Holding, Inc.*	1,282	53,216
Quality Distribution, Inc.*	4,104	52,654
Roadrunner Transportation Systems, Inc.*	3,690	99,446
Saia, Inc.*	4,753	152,334
Swift Transportation Co.* (a)	16,462	365,621
Universal Truckload Services, Inc.	996	30,388
	Shares	Value ($)

Werner Enterprises, Inc. (a)	8,907	220,270
YRC Worldwide, Inc.* (a)	2,160	37,519
		1,731,780
Trading Companies & Distributors 1.0%
Aceto Corp.	5,416	135,454
Aircastle Ltd.	13,341	255,614
Applied Industrial Technologies, Inc.	8,287	406,809
Beacon Roofing Supply, Inc.*	9,534	384,030
BlueLinx Holdings, Inc.*	7,130	13,904
CAI International, Inc.*	3,405	80,256
DXP Enterprises, Inc.*	1,839	211,853
H&E Equipment Services, Inc.*	5,797	171,765
Houston Wire & Cable Co.	3,672	49,131
Kaman Corp.	5,298	210,490
Rush Enterprises, Inc. "A"*	6,790	201,323
Stock Building Supply Holdings, Inc.*	1,525	27,785
TAL International Group, Inc. (a)	6,635	380,517
Textainer Group Holdings Ltd. (a)	4,105	165,103
Titan Machinery, Inc.* (a)	3,190	56,846
Watsco, Inc.	5,039	484,046
		3,234,926
Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	7,953	174,330
Information Technology 17.3%
Communications Equipment 1.7%
ADTRAN, Inc. (a)	11,598	313,262
Alliance Fiber Optic Products, Inc.	2,288	34,434
Anaren, Inc.*	2,303	64,461
Applied Optoelectronics, Inc.*	804	12,068
Arris Group, Inc.*	22,679	552,574
Aruba Networks, Inc.*	22,376	400,530
Aviat Networks, Inc.*	12,901	29,156
Bel Fuse, Inc. "B"	1,836	39,125
Black Box Corp.	3,116	92,857
CalAmp Corp.*	6,834	191,147
Calix, Inc.*	7,725	74,469
Ciena Corp.* (a)	19,744	472,474
Comtech Telecommunications Corp.	3,330	104,962
Digi International, Inc.*	5,104	61,861
Emulex Corp.*	15,721	112,562
Extreme Networks, Inc.*	18,137	126,959
Finisar Corp.* (a)	18,277	437,186
Harmonic, Inc.*	20,119	148,478
Infinera Corp.* (a)	22,858	223,551
InterDigital, Inc. (a)	8,032	236,864
Ixia*	10,845	144,347
KVH Industries, Inc.*	2,910	37,917
NETGEAR, Inc.*	7,503	247,149
NumereX Corp. "A"*	2,771	35,884
Oplink Communications, Inc.*	3,840	71,424
ParkerVision, Inc.* (a)	17,729	80,667
PC-Tel, Inc.	3,371	32,261
Plantronics, Inc.	8,500	394,825
Procera Networks, Inc.* (a)	4,029	60,516
Ruckus Wireless, Inc.*	9,031	128,240
ShoreTel, Inc.*	11,685	108,437
Sonus Networks, Inc.*	42,174	132,848
TESSCO Technologies, Inc.	1,023	41,247
Ubiquiti Networks, Inc.* (a)	2,430	111,683
ViaSat, Inc.*	7,712	483,157
	Shares	Value ($)

Westell Technologies, Inc. "A"*	9,080	36,774
		5,876,356
Computers & Peripherals 0.4%
Avid Technology, Inc.*	5,974	48,688
Cray, Inc.*	7,647	209,987
Datalink Corp.*	3,701	40,341
Electronics for Imaging, Inc.*	9,108	352,753
Fusion-io, Inc.* (a)	15,951	142,123
Hutchinson Technology, Inc.*	4,651	14,883
Imation Corp.*	6,407	29,985
Immersion Corp.*	5,369	55,730
QLogic Corp.*	17,272	204,328
Quantum Corp.*	42,116	50,539
Silicon Graphics International Corp.* (a)	6,646	89,123
Super Micro Computer, Inc.*	6,104	104,745
Violin Memory, Inc.*	3,639	14,410
		1,357,635
Electronic Equipment, Instruments & Components 2.7%
Aeroflex Holding Corp.*	4,188	27,222
Agilysys, Inc.*	2,773	38,600
Anixter International, Inc.	5,310	477,050
Audience, Inc.*	1,911	22,244
Badger Meter, Inc.	2,843	154,943
Belden, Inc.	8,628	607,843
Benchmark Electronics, Inc.*	10,605	244,763
Checkpoint Systems, Inc.*	8,143	128,415
Cognex Corp.	16,981	648,335
Coherent, Inc.*	4,774	355,138
Control4 Corp.*	864	15,293
CTS Corp.	6,667	132,740
Daktronics, Inc.	7,031	110,246
DTS, Inc.*	3,554	85,225
Electro Rent Corp.	3,728	69,042
Electro Scientific Industries, Inc.	4,754	49,727
Fabrinet*	5,635	115,856
FARO Technologies, Inc.*	3,330	194,139
FEI Co.	8,191	731,948
GSI Group, Inc.*	5,874	66,024
Insight Enterprises, Inc.*	8,423	191,286
InvenSense, Inc.* (a)	10,999	228,559
Itron, Inc.* (a)	7,740	320,668
KEMET Corp.*	8,423	47,506
Littelfuse, Inc.	4,332	402,573
Maxwell Technologies, Inc.*	5,928	46,061
Measurement Specialties, Inc.*	3,045	184,801
Mercury Systems, Inc.*	6,388	69,949
Mesa Laboratories, Inc.	490	38,504
Methode Electronics, Inc.	7,305	249,758
MTS Systems Corp. (a)	3,071	218,809
Multi-Fineline Electronix, Inc.*	1,576	21,891
Neonode, Inc.* (a)	5,636	35,619
Newport Corp.*	7,731	139,699
OSI Systems, Inc.*	3,870	205,536
Park Electrochemical Corp.	4,107	117,953
PC Connection, Inc.	1,749	43,463
Plexus Corp.*	6,662	288,398
RadiSys Corp.*	4,981	11,406
RealD, Inc.*	7,996	68,286
Richardson Electronics Ltd.	2,102	23,879
Rofin-Sinar Technologies, Inc.*	5,602	151,366
Rogers Corp.*	3,336	205,164
Sanmina Corp.* (a)	16,115	269,120
	Shares	Value ($)

ScanSource, Inc.*	5,397	228,995
Speed Commerce, Inc.*	9,156	42,758
SYNNEX Corp.*	5,170	348,458
TTM Technologies, Inc.*	10,487	89,978
Uni-pixel, Inc.* (a)	2,010	20,120
Universal Display Corp.*	7,852	269,795
Viasystems Group, Inc.*	653	8,933
Vishay Precision Group, Inc.*	2,302	34,277
Zygo Corp.*	3,334	49,276
		8,947,637
Internet Software & Services 3.0%
Angie's List, Inc.* (a)	8,406	127,351
Bankrate, Inc.* (a)	9,059	162,519
Bazaarvoice, Inc.* (a)	9,558	75,699
Benefitfocus, Inc.*	992	57,278
Blucora, Inc.*	8,008	233,513
Brightcove, Inc.*	5,590	79,043
Carbonite, Inc.*	2,457	29,066
ChannelAdvisor Corp.*	1,180	49,218
Chegg, Inc.*	2,926	24,900
comScore, Inc.*	6,917	197,895
Constant Contact, Inc.*	6,060	188,284
Cornerstone OnDemand, Inc.*	7,844	418,399
CoStar Group, Inc.*	5,583	1,030,510
Cvent, Inc.*	1,250	45,488
Dealertrack Technologies, Inc.*	8,495	408,440
Demand Media, Inc.*	7,184	41,452
Demandware, Inc.*	3,610	231,473
Dice Holdings, Inc.*	7,341	53,222
Digital River, Inc.*	6,504	120,324
E2open, Inc.* (a)	2,934	70,152
EarthLink, Inc.	20,485	103,859
eGain Corp.*	2,595	26,573
Endurance International Group Holdings, Inc.*	4,255	60,336
Envestnet, Inc.*	4,361	175,748
Global Eagle Entertainment, Inc.*	4,270	63,495
Gogo, Inc.* (a)	2,144	53,193
Internap Network Services Corp.* (a)	10,199	76,697
Intralinks Holdings, Inc.*	7,345	88,948
j2 Global, Inc. (a)	8,935	446,839
Limelight Networks, Inc.*	10,548	20,885
Liquidity Services, Inc.* (a)	4,860	110,128
LivePerson, Inc.*	10,720	158,870
LogMeIn, Inc.*	4,681	157,048
Marchex, Inc. "B"	4,505	38,968
Marin Software, Inc.*	1,818	18,616
Marketo, Inc.*	1,385	51,342
Millennial Media, Inc.* (a)	7,014	50,992
Monster Worldwide, Inc.*	20,498	146,151
Move, Inc.*	7,926	126,737
Net Element International*	450	1,967
NIC, Inc.	12,672	315,153
OpenTable, Inc.* (a)	4,456	353,673
Perficient, Inc.*	6,598	154,525
QuinStreet, Inc.*	5,980	51,966
RealNetworks, Inc.*	4,458	33,658
Reis, Inc.*	1,657	31,864
Responsys, Inc.*	7,163	196,338
Rocket Fuel, Inc.*	962	59,153
SciQuest, Inc.*	4,521	128,758
Shutterstock, Inc.*	1,475	123,354
	Shares	Value ($)

Spark Networks, Inc.*	3,483	21,455
SPS Commerce, Inc.*	3,131	204,454
Stamps.com, Inc.*	2,598	109,376
Support.com, Inc.*	10,086	38,226
TechTarget, Inc.*	2,200	15,092
Textura Corp.*	1,029	30,808
Travelzoo, Inc.*	1,549	33,025
Tremor Video, Inc.*	1,420	8,236
Trulia, Inc.* (a)	5,352	188,765
United Online, Inc.	2,611	35,927
Unwired Planet, Inc.*	20,021	27,629
ValueClick, Inc.* (a)	13,056	305,119
VistaPrint NV* (a)	6,386	363,044
Vocus, Inc.*	3,743	42,633
Web.com Group, Inc.* (a)	8,165	259,565
WebMD Health Corp.*	5,560	219,620
Wix.com Ltd.*	1,624	43,604
XO Group, Inc.*	5,319	79,040
Xoom Corp.*	1,655	45,297
Yelp, Inc.*	6,351	437,902
YuMe, Inc.*	996	7,420
Zillow, Inc. "A"* (a)	4,556	372,362
Zix Corp.*	11,797	53,794
		10,012,453
IT Services 2.2%
Acxiom Corp.*	14,392	532,216
Blackhawk Network Holdings, Inc.*	2,282	57,643
CACI International, Inc. "A"*	4,518	330,808
Cardtronics, Inc.*	8,782	381,578
Cass Information Systems, Inc.	1,995	134,363
CIBER, Inc.*	14,666	60,717
Computer Task Group, Inc. (a)	3,145	59,440
Convergys Corp.	20,575	433,104
CSG Systems International, Inc.	6,709	197,245
EPAM Systems, Inc.*	4,208	147,028
Euronet Worldwide, Inc.*	9,751	466,585
EVERTEC, Inc.	5,868	144,705
Exlservice Holdings, Inc.*	6,302	174,061
Forrester Research, Inc.	2,499	95,612
Global Cash Access Holdings, Inc.*	12,956	129,430
Heartland Payment Systems, Inc. (a)	7,109	354,313
Higher One Holdings Inc.*	6,225	60,756
iGATE Corp.*	6,850	275,096
Lionbridge Technologies, Inc.*	11,505	68,570
Luxoft Holding, Inc.*	901	34,220
ManTech International Corp. "A" (a)	4,686	140,252
MAXIMUS, Inc.	13,360	587,706
ModusLink Global Solutions, Inc.*	7,578	43,422
MoneyGram International, Inc.*	4,106	85,323
Planet Payment, Inc.*	8,412	23,385
PRGX Global, Inc.*	5,691	38,244
Sapient Corp.*	21,580	374,629
ServiceSource International, Inc.*	12,147	101,792
Sykes Enterprises, Inc.*	7,639	166,607
Syntel, Inc.	3,012	273,941
TeleTech Holdings, Inc.*	3,957	94,731
The Hackett Group, Inc.	5,345	33,192
Unisys Corp.*	8,617	289,273
Virtusa Corp.*	4,061	154,683
WEX, Inc.*	7,589	751,539
		7,296,209
	Shares	Value ($)

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.*	7,572	173,096
Alpha & Omega Semiconductor Ltd.*	3,166	24,410
Ambarella, Inc.*	3,682	124,930
Amkor Technology, Inc.* (a)	13,796	84,570
ANADIGICS, Inc.*	16,413	30,200
Applied Micro Circuits Corp.*	14,366	192,217
ATMI, Inc.*	6,317	190,837
Axcelis Technologies, Inc.*	20,589	50,237
Brooks Automation, Inc.	13,127	137,702
Cabot Microelectronics Corp.*	4,503	205,787
Cavium, Inc.* (a)	10,085	348,033
CEVA, Inc.*	4,407	67,075
Cirrus Logic, Inc.* (a)	12,354	252,392
Cohu, Inc.	5,017	52,679
Cypress Semiconductor Corp. (a)	28,750	301,875
Diodes, Inc.*	6,918	162,988
DSP Group, Inc.*	3,673	35,665
Entegris, Inc.*	27,223	315,787
Entropic Communications, Inc.*	17,017	80,150
Exar Corp.*	7,632	89,981
FormFactor, Inc.*	10,732	64,607
GSI Technology, Inc.*	3,712	24,648
GT Advanced Technologies, Inc.* (a)	26,246	228,865
Hittite Microwave Corp.*	6,175	381,183
Inphi Corp.*	5,182	66,848
Integrated Device Technology, Inc.*	25,701	261,893
Integrated Silicon Solution, Inc.*	5,357	64,766
Intermolecular, Inc.*	3,707	18,238
International Rectifier Corp.*	13,581	354,057
Intersil Corp. "A"	24,820	284,685
IXYS Corp.	4,929	63,929
Kopin Corp.*	13,539	57,135
Lattice Semiconductor Corp.*	22,973	126,581
LTX-Credence Corp.*	9,103	72,733
MA-COM Technology Solutions Holdings, Inc.*	2,080	35,339
MaxLinear, Inc. "A"*	4,830	50,377
Micrel, Inc.	9,198	90,784
Microsemi Corp.*	18,219	454,564
MKS Instruments, Inc.	10,358	310,119
Monolithic Power Systems, Inc.*	7,159	248,131
MoSys, Inc.*	9,319	51,441
Nanometrics, Inc.*	4,501	85,744
NeoPhotonics Corp.*	4,260	30,076
NVE Corp.*	983	57,289
OmniVision Technologies, Inc.*	10,467	180,032
PDF Solutions, Inc.*	4,870	124,769
Peregrine Semiconductor Corp.* (a)	5,252	38,917
Pericom Semiconductor Corp.*	4,300	38,098
Photronics, Inc.*	11,819	106,726
PLX Technology, Inc.*	8,705	57,279
PMC-Sierra, Inc.*	39,801	255,920
Power Integrations, Inc.	5,627	314,099
Rambus, Inc.*	21,789	206,342
RF Micro Devices, Inc.*	55,090	284,264
Rubicon Technology, Inc.* (a)	3,431	34,139
Rudolph Technologies, Inc.*	6,572	77,155
Semtech Corp.*	13,172	332,988
Sigma Designs, Inc.*	6,431	30,354
Silicon Image, Inc.*	15,312	94,169
	Shares	Value ($)

Spansion, Inc. "A"*	9,389	130,413
SunEdison, Inc.*	52,118	680,140
SunPower Corp.* (a)	8,021	239,106
Supertex, Inc.*	1,869	46,819
Synaptics, Inc.* (a)	6,357	329,356
Tessera Technologies, Inc.	10,189	200,825
TriQuint Semiconductor, Inc.*	31,875	265,838
Ultra Clean Holdings*	4,711	47,251
Ultratech, Inc.* (a)	5,364	155,556
Veeco Instruments, Inc.* (a)	7,629	251,070
		10,926,268
Software 4.1%
Accelrys, Inc.*	10,665	101,744
ACI Worldwide, Inc.*	7,757	504,205
Actuate Corp.*	9,194	70,886
Advent Software, Inc.	6,341	221,872
American Software, Inc. "A"	4,570	45,106
Aspen Technology, Inc.*	18,343	766,737
AVG Technologies NV* (a)	4,763	81,971
Barracuda Networks, Inc.* (a)	811	32,180
Blackbaud, Inc.	8,942	336,666
Bottomline Technologies de, Inc.* (a)	7,367	266,391
BroadSoft, Inc.*	5,510	150,643
Callidus Software*	7,900	108,467
CommVault Systems, Inc.*	9,093	680,884
Comverse, Inc.*	4,330	168,004
Covisint Corp.*	1,420	17,821
Cyan, Inc.*	1,569	8,300
Digimarc Corp.	1,234	23,767
Ebix, Inc. (a)	5,936	87,378
Ellie Mae, Inc.*	5,133	137,924
EPIQ Systems, Inc.	6,092	98,751
ePlus, Inc.*	770	43,767
Fair Isaac Corp.	6,980	438,623
FleetMatics Group PLC* (a)	3,399	147,007
Gigamon, Inc.*	1,519	42,654
Glu Mobile, Inc.* (a)	13,116	51,021
Guidance Software, Inc.*	3,374	34,077
Guidewire Software, Inc.*	9,509	466,607
Imperva, Inc.*	3,907	188,044
Infoblox, Inc.*	10,360	342,087
Interactive Intelligence Group*	3,037	204,572
Jive Software, Inc.*	7,876	88,605
Manhattan Associates, Inc.*	3,823	449,126
Mavenir Systems, Inc.*	1,098	12,254
Mentor Graphics Corp.	18,691	449,892
MicroStrategy, Inc. "A"*	1,765	219,284
Mitek Systems, Inc.* (a)	4,453	26,451
Model N, Inc.*	1,613	19,017
Monotype Imaging Holdings, Inc.	7,473	238,090
NetScout Systems, Inc.*	7,022	207,781
Pegasystems, Inc.	3,409	167,655
Progress Software Corp.*	10,171	262,717
Proofpoint, Inc.*	4,516	149,796
PROS Holdings, Inc.*	4,390	175,161
PTC, Inc.*	23,397	828,020
QAD, Inc. "A"	1,000	17,660
Qlik Technologies, Inc.*	16,954	451,485
Qualys, Inc.*	2,961	68,429
Rally Software Development Corp.*	1,371	26,666
RealPage, Inc.*	9,031	211,145
	Shares	Value ($)

Rosetta Stone, Inc.*	2,371	28,974
Sapiens International Corp.	3,817	29,429
SeaChange International, Inc.*	6,507	79,125
Silver Spring Networks, Inc.*	1,174	24,654
SS&C Technologies Holdings, Inc.*	11,340	501,908
Synchronoss Technologies, Inc.* (a)	5,623	174,707
Take-Two Interactive Software, Inc.*	15,816	274,724
Tangoe, Inc.* (a)	6,043	108,834
TeleCommunication Systems, Inc. "A"*	9,403	21,815
TeleNav, Inc.*	3,448	22,722
TiVo, Inc.*	24,811	325,520
Tyler Technologies, Inc.*	6,172	630,346
Ultimate Software Group, Inc.*	5,414	829,533
VASCO Data Security International, Inc.*	5,926	45,808
Verint Systems, Inc.*	10,333	443,699
Virnetx Holding Corp.* (a)	8,118	157,570
Vringo, Inc.*	13,300	39,368
		13,676,126
Materials 4.8%
Chemicals 2.3%
A. Schulman, Inc.	5,706	201,194
Advanced Emissions Solutions, Inc.*	2,107	114,263
American Pacific Corp.*	1,177	43,855
American Vanguard Corp.	5,522	134,129
Arabian American Development Co.*	3,844	48,242
Axiall Corp.	13,651	647,603
Balchem Corp.	5,814	341,282
Calgon Carbon Corp.*	10,517	216,335
Chase Corp.	1,183	41,760
Chemtura Corp.*	19,155	534,808
Ferro Corp.*	14,024	179,928
Flotek Industries, Inc.*	9,233	185,306
FutureFuel Corp.	4,315	68,177
GSE Holding, Inc.*	1,707	3,534
H.B. Fuller Co.	9,891	514,728
Hawkins, Inc.	1,894	70,438
Innophos Holdings, Inc.	4,262	207,133
Innospec, Inc.	4,631	214,045
Intrepid Potash, Inc.* (a)	10,547	167,064
KMG Chemicals, Inc.	1,605	27,108
Koppers Holdings, Inc.	4,103	187,712
Kraton Performance Polymers, Inc.*	6,394	147,382
Landec Corp.*	5,169	62,648
LSB Industries, Inc.*	3,701	151,815
Marrone Bio Innovations, Inc.*	1,052	18,705
Minerals Technologies, Inc.	6,840	410,879
Olin Corp. (a)	15,734	453,926
OM Group, Inc.*	6,215	226,288
Omnova Solutions, Inc.*	9,068	82,609
Penford Corp.*	1,912	24,569
PolyOne Corp.	19,440	687,204
Quaker Chemical Corp.	2,574	198,378
Sensient Technologies Corp.	9,839	477,388
Stepan Co.	3,684	241,781
Taminco Corp.*	3,139	63,439
Tredegar Corp.	4,895	141,025
Zep, Inc.	4,537	82,392
	Shares	Value ($)

Zoltek Companies, Inc.*	5,266	88,206
		7,707,278
Construction Materials 0.2%
Headwaters, Inc.*	14,406	141,035
Texas Industries, Inc.* (a)	4,255	292,659
U.S. Concrete, Inc.*	2,684	60,739
United States Lime & Minerals, Inc.*	377	23,061
		517,494
Containers & Packaging 0.2%
AEP Industries, Inc.*	840	44,377
Berry Plastics Group, Inc.*	10,787	256,623
Graphic Packaging Holding Co.*	38,649	371,030
Myers Industries, Inc.	5,593	118,124
UFP Technologies, Inc.*	991	24,993
		815,147
Metals & Mining 1.4%
A.M. Castle & Co.*	3,320	49,036
AK Steel Holding Corp.* (a)	26,453	216,915
Allied Nevada Gold Corp.* (a)	20,655	73,325
AMCOL International Corp.	5,379	182,778
Century Aluminum Co.*	10,173	106,410
Coeur Mining, Inc.*	19,683	213,561
Commercial Metals Co.	22,920	465,964
General Moly, Inc.*	10,920	14,633
Globe Specialty Metals, Inc.	12,634	227,538
Gold Resource Corp.	6,820	30,895
Handy & Harman Ltd.*	1,068	25,856
Haynes International, Inc.	2,451	135,393
Hecla Mining Co. (a)	64,307	198,066
Horsehead Holding Corp.*	9,911	160,657
Kaiser Aluminum Corp.	3,697	259,677
Materion Corp.	4,054	125,066
Midway Gold Corp.*	25,064	20,302
Molycorp, Inc.* (a)	29,334	164,857
Noranda Aluminum Holding Corp.	6,656	21,898
Olympic Steel, Inc.	1,750	50,715
Paramount Gold and Silver Corp.* (a)	26,585	24,772
RTI International Metals, Inc.*	6,085	208,168
Schnitzer Steel Industries, Inc. "A" (a)	4,982	162,762
Stillwater Mining Co.* (a)	22,930	282,956
SunCoke Energy, Inc.*	13,694	312,360
U.S. Silica Holdings, Inc. (a)	4,111	140,226
Universal Stainless & Alloy Products, Inc.*	1,376	49,619
Walter Energy, Inc. (a)	12,103	201,273
Worthington Industries, Inc.	10,363	436,075
		4,561,753
Paper & Forest Products 0.7%
Boise Cascade Co.*	2,418	71,283
Clearwater Paper Corp.*	4,111	215,827
Deltic Timber Corp.	2,188	148,653
KapStone Paper & Packaging Corp.*	8,013	447,606
Louisiana-Pacific Corp.*	27,169	502,898
Neenah Paper, Inc.	3,127	133,742
P.H. Glatfelter Co.	8,359	231,043
Resolute Forest Products* (a)	13,547	217,023
Schweitzer-Mauduit International, Inc.	6,167	317,415
	Shares	Value ($)

Wausau Paper Corp.	9,821	124,530
		2,410,020
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.5%
8x8, Inc.*	17,072	173,452
Atlantic Tele-Network, Inc.	1,820	102,957
Cbeyond, Inc.*	5,556	38,336
Cincinnati Bell, Inc.*	40,631	144,646
Cogent Communications Group, Inc.	9,259	374,156
Consolidated Communications Holdings, Inc. (a)	7,851	154,115
FairPoint Communications, Inc.* (a)	4,037	45,659
General Communication, Inc. "A"*	6,242	69,598
Hawaiian Telcom Holdco, Inc.*	2,028	59,562
HickoryTech Corp.	2,747	35,244
IDT Corp. "B"	3,078	55,004
inContact, Inc.*	10,622	82,958
Inteliquent, Inc.	6,191	70,701
Iridium Communications, Inc.* (a)	12,772	79,953
Lumos Networks Corp.	2,959	62,139
magicJack VocalTec Ltd.*	3,691	43,997
Orbcomm, Inc.*	7,300	46,282
Premiere Global Services, Inc.*	9,571	110,928
Straight Path Communications, Inc. "B"*	1,539	12,604
Towerstream Corp.*	13,159	38,951
Vonage Holdings Corp.*	30,943	103,040
		1,904,282
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	3,433	22,005
Leap Wireless International, Inc.*	10,664	185,554
NII Holdings, Inc.* (a)	34,213	94,086
NTELOS Holdings Corp.	2,914	58,950
RingCentral, Inc. "A"*	1,686	30,972
Shenandoah Telecommunications Co.	4,657	119,545
U.S.A. Mobility, Inc.	4,177	59,648
		570,760
Utilities 2.9%
Electric Utilities 1.3%
ALLETE, Inc.	7,776	387,867
Cleco Corp.	11,797	549,976
El Paso Electric Co.	7,845	275,438
Empire District Electric Co.	8,418	191,004
IDACORP, Inc.	9,793	507,669
MGE Energy, Inc.	4,491	260,029
NRG Yield, Inc. "A"	4,464	178,605
Otter Tail Corp.	7,019	205,446
PNM Resources, Inc.	15,623	376,827
Portland General Electric Co. (a)	14,734	444,967
UIL Holdings Corp.	10,999	426,211
Unitil Corp.	2,761	84,183
UNS Energy Corp.	8,114	485,623
		4,373,845
Gas Utilities 0.8%
Chesapeake Utilities Corp.	1,847	110,857
Delta Natural Gas Co., Inc.	1,247	27,908
New Jersey Resources Corp.	8,198	379,076
Northwest Natural Gas Co. (a)	5,249	224,762
Piedmont Natural Gas Co., Inc. (a)	14,741	488,812
South Jersey Industries, Inc.	6,274	351,093
	Shares	Value ($)

Southwest Gas Corp.	9,121	509,955
The Laclede Group, Inc.	6,430	292,822
WGL Holdings, Inc.	10,058	402,923
		2,788,208
Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp. (a)	23,408	81,460
Dynegy, Inc.* (a)	19,663	423,148
Genie Energy Ltd. "B"*	2,528	25,811
Ormat Technologies, Inc.	3,465	94,282
Pattern Energy Group, Inc.	3,612	109,480
		734,181
Multi-Utilities 0.3%
Avista Corp.	11,737	330,866
Black Hills Corp.	8,744	459,148
NorthWestern Corp.	7,382	319,788
		1,109,802
Water Utilities 0.3%
American States Water Co.	7,575	217,630
Artesian Resources Corp. "A"	1,483	34,035
California Water Service Group	9,393	216,696
Connecticut Water Service, Inc.	2,090	74,216
Consolidated Water Co., Ltd.	2,749	38,761
Middlesex Water Co.	3,152	66,003
Pure Cycle Corp.*	3,428	21,699
SJW Corp.	2,955	88,029
York Water Co.	2,597	54,355
		811,424
Total Common Stocks (Cost $227,053,007)		326,212,533

Rights 0.0%
Energy 0.0%
EXCO Resources, Inc., Expiration Date 1/9/2014* (a)	25,991	4,159
Health Care 0.0%
Cubist Pharmaceuticals, Inc., Expiration Date 12/31/2016*	9,453	12,761
Total Rights (Cost $21,009)		16,920
	Shares	Value ($)

Warrants 0.0%
Energy 0.0%
Magnum Hunter Resources Corp., Expiration Date 4/15/2016*	3,420	5,785
Financials 0.0%
Tejon Ranch Co., Expiration Date 8/31/2016*	403	2,156
Total Warrants (Cost $2,752)		7,941

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.05%**, 4/10/2014 (b) (Cost $1,334,816)	1,335,000	1,334,828

	Shares	Value ($)

Securities Lending Collateral 18.7%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $62,770,694)	62,770,694	62,770,694

Cash Equivalents 1.6%
Central Cash Management Fund, 0.05% (c) (Cost $5,475,071)	5,475,071	5,475,071

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $296,657,349)†	117.8	395,817,987
Other Assets and Liabilities, Net	(17.8)	(59,847,508)
Net Assets	100.0	335,970,479

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $300,623,699. At December 31, 2013, net unrealized appreciation for all securities based on tax cost was $95,194,288. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $119,019,395 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,825,107.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2013 amounted to $61,220,885, which is 18.2% of net assets.

(b) At December 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At December 31, 2013, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	3/21/2014	62	7,200,680	291,739

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$326,202,495	$10,038	$—	$326,212,533
Rights (e)	16,920	—	—	16,920
Warrants	2,156	—	5,785	7,941
Government & Agency Obligations	—	1,334,828	—	1,334,828
Short-Term Investments (e)	68,245,765	—	—	68,245,765
Derivatives (f) Futures Contracts	291,739	—	—	291,739
Total	$394,759,075	$1,344,866	$5,785	$396,109,726

There have been no transfers between fair value measurement levels during the year ended December 31, 2013.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2013
Assets
Investments: Investments in non-affiliated securities, at value (cost $228,411,584) — including $61,220,885 of securities loaned	$327,572,222
Investment in Daily Assets Fund Institutional (cost $62,770,694)*	62,770,694
Investment in Central Cash Management Fund (cost $5,475,071)	5,475,071
Total investments in securities, at value (cost $296,657,349)	395,817,987
Cash	31,888
Receivable for investments sold	44,450
Receivable for Fund shares sold	2,944,983
Dividends receivable	393,014
Interest receivable	61,239
Receivable for variation margin on futures contracts	20,604
Due from Advisor	143
Other assets	6,086
Total assets	399,320,394
Liabilities
Payable upon return of securities loaned	62,770,694
Payable for investments purchased	56,755
Payable for Fund shares redeemed	261,830
Accrued management fee	79,267
Accrued Trustees' fees	4,470
Other accrued expenses and payables	176,899
Total liabilities	63,349,915
Net assets, at value	$335,970,479
Net Assets Consist of
Undistributed net investment income	3,147,164
Net unrealized appreciation (depreciation) on: Investments	99,160,638
Futures	291,739
Accumulated net realized gain (loss)	14,489,844
Paid-in capital	218,881,094
Net assets, at value	$335,970,479
Class A Net Asset Value, offering and redemption price per share ($309,965,466 ÷ 17,517,574 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$17.69
Class B Net Asset Value, offering and redemption price per share ($26,005,013 ÷ 1,470,660 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$17.68

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2013
Investment Income
Income: Dividends (net of foreign taxes withheld of $3,111)	$4,274,433
Interest	1,263
Income distributions — Central Cash Management Fund	4,531
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	792,496
Total income	5,072,723
Expenses: Management fee	1,118,152
Administration fee	319,472
Services to shareholders	7,860
Distribution service fee (Class B)	81,330
Record keeping fee (Class B)	117
Custodian fee	39,193
Professional fees	75,985
Reports to shareholders	68,987
Trustees' fees and expenses	14,661
Other	68,310
Total expenses before expense reductions	1,794,067
Expense reductions	(258,990)
Total expenses after expense reductions	1,535,077
Net investment income (loss)	3,537,646
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	16,166,646
Futures	2,338,867
Foreign currency	(67)
In-kind redemptions	15,226,983
33,732,429
Change in net unrealized appreciation (depreciation) on: Investments	68,891,577
Futures	111,403
Foreign currency	16
69,002,996
Net gain (loss)	102,735,425
Net increase (decrease) in net assets resulting from operations	$106,273,071

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2013	2012
Operations: Net investment income (loss)	$3,537,646	$5,605,278
Net realized gain (loss)	33,732,429	13,065,379
Change in net unrealized appreciation (depreciation)	69,002,996	27,581,442
Net increase (decrease) in net assets resulting from operations	106,273,071	46,252,099
Distributions to shareholders from: Net investment income: Class A	(5,181,767)	(2,471,403)
Class B	(649,644)	(283,947)
Net realized gains: Class A	(12,456,476)	(65,554)
Class B	(1,826,741)	(10,491)
Total distributions	(20,114,628)	(2,831,395)
Fund share transactions: Class A Proceeds from shares sold	46,365,415	50,353,431
Reinvestment of distributions	17,638,243	2,536,957
Cost of shares redeemed	(64,690,808)	(66,922,809)
In-kind redemptions	(46,676,566)	—
Net increase (decrease) in net assets from Class A share transactions	(47,363,716)	(14,032,421)
Class B Proceeds from shares sold	2,558,345	4,411,564
Reinvestment of distributions	2,476,385	294,438
Payments for shares redeemed	(8,601,439)	(10,455,590)
In-kind redemptions	(20,534,236)	—
Net increase (decrease) in net assets from Class B share transactions	(24,100,945)	(5,749,588)
Increase (decrease) in net assets	14,693,782	23,638,695
Net assets at beginning of period	321,276,697	297,638,002
Net assets at end of period (including undistributed net investment income of $3,147,164 and $5,735,971, respectively)	$335,970,479	$321,276,697
Other Information
Class A Shares outstanding at beginning of period	20,638,404	21,776,446
Shares sold	2,970,719	3,881,846
Shares issued to shareholders in reinvestment of distributions	1,243,882	197,737
Shares redeemed	(4,231,936)	(5,217,625)
In-kind redemptions	(3,103,495)	—
Net increase (decrease) in Class A shares	(3,120,830)	(1,138,042)
Shares outstanding at end of period	17,517,574	20,638,404
Class B Shares outstanding at beginning of period	3,049,367	3,504,335
Shares sold	166,190	341,336
Shares issued to shareholders in reinvestment of distributions	174,516	22,930
Shares redeemed	(555,012)	(819,234)
In-kind redemptions	(1,364,401)	—
Net increase (decrease) in Class B shares	(1,578,707)	(454,968)
Shares outstanding at end of period	1,470,660	3,049,367

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended December 31,
Class A	2013		2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$13.56		$11.77	$12.41	$9.90	$8.63
Income (loss) from investment operations: Net investment income (loss)a	.18		.23	.12	.10	.10
Net realized and unrealized gain (loss)	4.84		1.67	(.65)	2.51	1.93
Total from investment operations	5.02		1.90	(.53)	2.61	2.03
Less distributions from: Net investment income	(.26)		(.11)	(.11)	(.10)	(.16)
Net realized gains	(.63)		(.00 )*	—	—	(.60)
Total distributions	(.89)		(.11)	(.11)	(.10)	(.76)
Net asset value, end of period	$17.69		$13.56	$11.77	$12.41	$9.90
Total Return (%)b	38.64		16.25	(4.41)	26.39	26.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	310		280	256	285	258
Ratio of expenses before expense reductions (%)	.54		.55	.52	.52	.56
Ratio of expenses after expense reductions (%)	.46		.49	.50	.52	.50
Ratio of net investment income (loss) (%)	1.14		1.81	.94	.96	1.19
Portfolio turnover rate (%)	13	c	20	15	16	26
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Amount is less than $.005.

	Years Ended December 31,
Class B	2013		2012	2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$13.55		$11.77	$12.40	$9.89	$8.62
Income (loss) from investment operations: Net investment income (loss)a	.12		.20	.08	.08	.08
Net realized and unrealized gain (loss)	4.86		1.66	(.64)	2.50	1.93
Total from investment operations	4.98		1.86	(.56)	2.58	2.01
Less distributions from: Net investment income	(.22)		(.08)	(.07)	(.07)	(.14)
Net realized gains	(.63)		(.00 )*	—	—	(.60)
Total distributions	(.85)		(.08)	(.07)	(.07)	(.74)
Net asset value, end of period	$17.68		$13.55	$11.77	$12.40	$9.89
Total Return (%)b	38.31		15.88	(4.58)	26.11	26.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26		41	41	50	45
Ratio of expenses before expense reductions (%)	.79		.80	.77	.77	.81
Ratio of expenses after expense reductions (%)	.70		.74	.75	.77	.75
Ratio of net investment income (loss) (%)	.82		1.54	.69	.71	.93
Portfolio turnover rate (%)	13	c	20	15	16	26
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Amount is less than $.005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Small Cap Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2013, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2013, the Fund's components of distributable earnings (accumulated gains) on a tax basis were as follows:
Undistributed ordinary income*	$5,114,417
Undistributed long-term capital gains	$16,716,144
Unrealized appreciation (depreciation) on investments	$95,194,288

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2013	2012
Distributions from ordinary income*	$6,229,494	$2,755,350
Distributions from long-term capital gains	$13,885,134	$76,045

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends received on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2013, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2013 is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2013, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,607,000 to $9,821,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$291,739
The above derivative is located in the following Statement of Assets and Liabilities account:
(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$2,338,867
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$111,403
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2013, purchases and sales of investment securities (excluding short-term investments and In-kind redemptions) aggregated $39,881,025 and $46,764,051, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a sub-advisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

For the period from January 1, 2013 through September 30, 2013, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.45%
Class B	.70%

Effective October 1, 2013 through September 30, 2014, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.47%
Class B	.72%

Accordingly, for the year ended December 31, 2013, the Advisor waived a portion of its management fee aggregating $257,386, and the amount charged aggregated $860,766, which was equivalent to an annual effective rate of 0.27% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2013, the Administration Fee was $319,472, of which $27,613 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2013, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Waived	Unpaid at December 31, 2013
Class B	$81,330	$105	$5,500

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived
Class A	$1,062	$1,062
Class B	320	320
	$1,382	$1,382

For the year ended December 31, 2013, the Advisor reimbursed the Fund $117 of record keeping expenses for Class B shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $25,444, of which $8,019 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Effective January 24, 2013, Deutsche Bank AG serves as lending agent for the Fund. For the period from January 24, 2013 through December 31, 2013, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $80,261.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2013.

F. Ownership of the Fund

At December 31, 2013, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, owning 48% and 13%. At December 31, 2013, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 55% and 13%, respectively.

G. In-Kind Redemptions

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2013, the Fund realized $15,226,983 of net gain attributable to in-kind redemptions.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Investments VIT Funds and the Shareholders of DWS Small Cap Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Small Cap Index VIP (the "Fund") at December 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts February 14, 2014	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2013 to December 31, 2013).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2013 (Unaudited)
Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/13	$1,000.00	$1,000.00
Ending Account Value 12/31/13	$1,196.90	$1,195.40
Expenses Paid per $1,000*	$2.55	$3.93
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/13	$1,000.00	$1,000.00
Ending Account Value 12/31/13	$1,022.89	$1,021.63
Expenses Paid per $1,000*	$2.35	$3.62

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.46%	.71%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws-investments.com/EN/resources/calculators.jsp.

Tax Information (Unaudited)

The Fund paid distributions of $0.61 per share from net long-term capital gains during its year ended December 31, 2013.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $18,497,000 as capital gain dividends for its year ended December 31, 2013.

For corporate shareholders, 36% of the ordinary dividends paid during the Fund's fiscal year ended December 31, 2013 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of DWS Small Cap Index VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2013.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2013, all of the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DIMA's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services.The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA's oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class A shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund's administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds.. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996); former Directorships: Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003- present); Portland General Electric2 (utility company) (2003- present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	103	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Chairman of the Board of Trustees, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007-2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011-2012)	103	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998); Directorships: Denver Zoo Foundation (December 2012-present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	103
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Director, Viasys Health Care2 (January 2007-June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994-2012)	103	Director, Becton Dickinson and Company2 (medical technology company) (2012- present); Director, CardioNet, Inc.2 (health care) (2009- present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998-2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	103	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	106	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8,9 (1972) President and Chief Executive Officer, 2013-present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013-present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010-2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008-2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003-2008)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, 2012-present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan7 (1974) Assistant Secretary, 2013-present	Vice President, Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director,3 Deutsche Asset & Wealth Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of December 1, 2013.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-scif-2 (R-025818-3 2/14)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS SMALL CAP INDEX VIP
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2013	$47,347	$0	$0	$0
2012	$43,315	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.
Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2013	$0	$66,535	$0
2012	$0	$56,300	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2013	$0	$66,535	$0	$66,535
2012	$0	$56,300	$0	$56,300

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2014